UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08598

The Commerce Funds

(Exact name of Registrant as specified in charter)

1000 Walnut St., Suite 1580, Kansas City, MO 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/26

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a)	The report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

Semi-Annual Shareholder Report

April 30, 2026

Commerce Growth Fund

CFGRX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Growth Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Growth Fund	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$192,482,950
# of Portfolio Holdings	52
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$402,507

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Information Technology
50.0%
Consumer Discretionary
14.3%
Communication Services
13.5%
Health Care
5.5%
Financials
5.5%
Industrials
4.6%
Consumer Staples
3.1%
Exchange Traded Fund
1.3%
Energy
1.0%
Other
1.0%

Table Summary
Value	Value
Other	1.0%
Energy	1.0%
Exchange Traded Fund	1.3%
Consumer Staples	3.1%
Industrials	4.6%
Financials	5.5%
Health Care	5.5%
Communication Services	13.5%
Consumer Discretionary	14.3%
Information Technology	50.0%

Semi-Annual Shareholder Report

April 30, 2026

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

Table Summary
NVIDIA Corp.	13.5%
Apple, Inc.	11.0%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.3%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	2.9%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.6%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain planned changes to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2027, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate, as well as a new contractual expense limitation for the Fund. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%, and the Fund's contractual expense limitation will be reduced to 0.70%.

Semi-Annual Shareholder Report

April 30, 2026

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626406_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2026

Commerce Value Fund

CFVLX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Value Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Value Fund	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$229,911,519
# of Portfolio Holdings	58
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$353,323

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Financials 19.6%
Information Technology 13.8%
Industrials 12.1%
Health Care 10.6%
Communication Services 9.1%
Consumer Staples 7.9%
Energy 7.3%
Consumer Discretionary 6.7%
Utilities 4.4%
Other 8.4%

Table Summary
Value	Value
Other	8.4%
Utilities	4.4%
Consumer Discretionary	6.7%
Energy	7.3%
Consumer Staples	7.9%
Communication Services	9.1%
Health Care	10.6%
Industrials	12.1%
Information Technology	13.8%
Financials	19.6%

Semi-Annual Shareholder Report

April 30, 2026

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

Table Summary
Alphabet, Inc., Class A	3.6%
Texas Instruments, Inc.	2.8%
JPMorgan Chase & Co.	2.4%
Eaton Corp. PLC	2.4%
Morgan Stanley	2.3%
Cisco Systems, Inc.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Blackrock, Inc.	2.2%
Bank of America Corp.	2.1%
Prologis, Inc.	2.0%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of a certain planned change to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2027, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.25%.

Semi-Annual Shareholder Report

April 30, 2026

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626828_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2026

Commerce MidCap Growth Fund

CFAGX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce MidCap Growth Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce MidCap Growth Fund	$44	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$129,701,292
# of Portfolio Holdings	76
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$362,430

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Industrials
26.0%
Consumer Discretionary
19.1%
Information Technology
16.8%
Health Care
13.5%
Financials
6.7%
Communication Services
5.2%
Energy
2.9%
Utilities
2.8%
Exchange Traded Fund
2.8%
Other
3.6%

Table Summary
Value	Value
Other	3.6%
Exchange Traded Fund	2.8%
Utilities	2.8%
Energy	2.9%
Communication Services	5.2%
Financials	6.7%
Health Care	13.5%
Information Technology	16.8%
Consumer Discretionary	19.1%
Industrials	26.0%

Semi-Annual Shareholder Report

April 30, 2026

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

Table Summary
Vertiv Holdings Co., Class A	4.0%
Howmet Aerospace, Inc.	3.0%
iShares Russell Mid-Cap Growth ETF	2.8%
Quanta Services, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.1%
Comfort Systems USA, Inc.	2.0%
Cloudflare, Inc., Class A	1.9%
Vistra Corp.	1.7%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of a certain planned change to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2027, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.

Semi-Annual Shareholder Report

April 30, 2026

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626505_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2026

Commerce MidCap Value Fund

CFMVX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce MidCap Value Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce MidCap Value Fund	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$38,981,055
# of Portfolio Holdings	81
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$31,780

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Industrials
17.2%
Financials
15.0%
Information Technology
13.7%
Real Estate
8.6%
Consumer Discretionary
8.0%
Utilities
6.8%
Energy
6.7%
Health Care
6.5%
Materials
4.8%
Other
13.7%

Table Summary
Value	Value
Other	13.7%
Materials	4.8%
Health Care	6.5%
Energy	6.7%
Utilities	6.8%
Consumer Discretionary	8.0%
Real Estate	8.6%
Information Technology	13.7%
Financials	15.0%
Industrials	17.2%

Semi-Annual Shareholder Report

April 30, 2026

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

Table Summary
iShares Russell Mid-Cap Value ETF	4.0%
Monolithic Power Systems, Inc.	1.7%
State Street Institutional US Government Money Market Fund, Premier Class	1.7%
Microchip Technology, Inc.	1.7%
TD SYNNEX Corp.	1.6%
Skyworks Solutions, Inc.	1.5%
Cummins, Inc.	1.4%
State Street Corp.	1.4%
Eaton Corp. PLC	1.3%
Littelfuse, Inc.	1.3%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of a certain planned change to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2027, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.

Semi-Annual Shareholder Report

April 30, 2026

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626711_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2026

Commerce Bond Fund

CFBNX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Bond Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Bond Fund	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$1,226,915,792
# of Portfolio Holdings	461
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,188,059

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the types of security allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Types of Security Allocation (% of Total Net Assets)

Corporate Obligations
35.8%
Mortgage-Backed Obligations
27.9%
U.S. Treasury Obligations
18.7%
Asset-Backed Securities
9.8%
Municipal Bond Obligations
6.1%
Investment Company
1.0%
U.S. Government Agency Obligations
0.2%

Table Summary
Value	Value
U.S. Government Agency Obligations	0.2%
Investment Company	1.0%
Municipal Bond Obligations	6.1%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	18.7%
Mortgage-Backed Obligations	27.9%
Corporate Obligations	35.8%

Semi-Annual Shareholder Report

April 30, 2026

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	11.2%
AA	11.5%
A	21.4%
BBB	14.1%
CCC	0.2%
U.S. Govt.	39.1%
Non-Rated	2.0%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of certain planned changes to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2027, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate, as well as a new contractual expense limitation for the Fund. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.13%, and the Fund's contractual expense limitation will be reduced to 0.45%.

Semi-Annual Shareholder Report

April 30, 2026

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626208_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2026

Commerce Short-Term Government Fund

CFSTX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Short-Term Government Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce Short-Term Government Fund	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$27,971,279
# of Portfolio Holdings	113
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the types of security allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Types of Security Allocation (% of Total Net Assets)

U.S. Treasury Obligations
46.2%
Mortgage-Backed Obligations
42.7%
Investment Company
8.4%
U.S. Government Agency Obligations
1.8%
Asset-Backed Securities
0.9%

Table Summary
Value	Value
Asset-Backed Securities	0.9%
U.S. Government Agency Obligations	1.8%
Investment Company	8.4%
Mortgage-Backed Obligations	42.7%
U.S. Treasury Obligations	46.2%

Semi-Annual Shareholder Report

April 30, 2026

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	12.9%
AA	2.3%
BB	0.6%
U.S. Govt.	82.9%
Non-Rated	1.3%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of a certain planned change to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved a plan to liquidate and terminate the Fund (the "Liquidation"). The Liquidation is anticipated to occur on or about August 31, 2026.

Semi-Annual Shareholder Report

April 30, 2026

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626109_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2026

Commerce National Tax-Free Intermediate Bond Fund

CFNLX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce National Tax-Free Intermediate Bond Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce National Tax-Free Intermediate Bond Fund	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$349,540,343
# of Portfolio Holdings	352
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$610,015

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

General Obligations
24.2%
Limited Tax
16.0%
Hospital
13.3%
Transportation
10.6%
Lease
9.1%
Single Family Housing
6.4%
Higher Education
5.6%
Student
4.9%
Industrial Development Revenue/Pollution Control Revenue
3.4%
Other
6.2%

Table Summary
Value	Value
Other	6.2%
Industrial Development Revenue/Pollution Control Revenue	3.4%
Student	4.9%
Higher Education	5.6%
Single Family Housing	6.4%
Lease	9.1%
Transportation	10.6%
Hospital	13.3%
Limited Tax	16.0%
General Obligations	24.2%

Semi-Annual Shareholder Report

April 30, 2026

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	3.3%
AA	61.7%
A	30.8%
BBB	0.5%
Non-Rated	3.5%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of a certain planned change to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2027, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.

Semi-Annual Shareholder Report

April 30, 2026

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626703_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2026

Commerce Missouri Tax-Free Intermediate Bond Fund

CFMOX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Missouri Tax-Free Intermediate Bond Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Missouri Tax-Free Intermediate Bond Fund	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$218,876,190
# of Portfolio Holdings	208
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$459,042

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Lease
34.9%
General Obligations
25.9%
Hospital
13.8%
Transportation
6.3%
Limited Tax
5.1%
Single Family Housing
4.8%
Higher Education
3.4%
Power
2.1%
Investment Company
1.8%
Other
1.1%

Table Summary
Value	Value
Other	1.1%
Investment Company	1.8%
Power	2.1%
Higher Education	3.4%
Single Family Housing	4.8%
Limited Tax	5.1%
Transportation	6.3%
Hospital	13.8%
General Obligations	25.9%
Lease	34.9%

Semi-Annual Shareholder Report

April 30, 2026

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	0.1%
AA	55.8%
A	36.6%
BBB	3.4%
Non-Rated	3.3%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of a certain planned change to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2027, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.

Semi-Annual Shareholder Report

April 30, 2026

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626802_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2026

Commerce Kansas Tax-Free Intermediate Bond Fund

KTXIX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Kansas Tax-Free Intermediate Bond Fund for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365. This report also describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce Kansas Tax-Free Intermediate Bond Fund	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$101,177,343
# of Portfolio Holdings	106
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$173,796

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

General Obligations
53.8%
Limited Tax
10.9%
Lease
9.7%
Hospital
6.8%
Water/Sewer
4.9%
Investment Company
4.1%
Higher Education
3.8%
Multi Family Housing
2.0%
Power
2.0%
Transportation
1.3%

Table Summary
Value	Value
Transportation	1.3%
Power	2.0%
Multi Family Housing	2.0%
Higher Education	3.8%
Investment Company	4.1%
Water/Sewer	4.9%
Hospital	6.8%
Lease	9.7%
Limited Tax	10.9%
General Obligations	53.8%

Semi-Annual Shareholder Report

April 30, 2026

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	7.4%
AA	70.0%
A	13.5%
BBB	3.1%
Non-Rated	5.4%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Material Fund Changes

This is a summary of a certain planned change to the Fund after April 30, 2026. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2027, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.

Semi-Annual Shareholder Report

April 30, 2026

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626786_TSR_SAR

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT
COMPANIES.

(a)

Semi-Annual Financial Statements and Additional Information

April 30, 2026

THE COMMERCE FUNDS

THE GROWTH FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Automobiles* – 2.9%
14,880	Tesla, Inc.	$ 5,678,655

Banks – 1.1%
39,005	Bank of America Corp.	2,085,207

Biotechnology – 1.8%
8,295	AbbVie, Inc.	1,752,899
4,975	Amgen, Inc.	1,722,594

		3,475,493

Broadline Retail* – 5.1%
37,070	Amazon.com, Inc.	9,825,774

Capital Markets – 0.9%
2,885	MSCI, Inc.	1,706,218

Commercial Services & Supplies – 1.8%
29,245	Rollins, Inc.	1,629,824
7,640	Waste Management, Inc.	1,776,682

		3,406,506

Communications Equipment – 0.9%
3,850	Motorola Solutions, Inc.	1,690,266

Consumer Staples Distribution & Retail – 3.1%
2,390	Casey’s General Stores, Inc.	1,964,939
2,285	Costco Wholesale Corp.	2,318,201
17,925	Performance Food Group Co.*	1,623,288

		5,906,428

Electrical Equipment – 1.1%
4,955	Rockwell Automation, Inc.	2,026,149

Electronic Equipment, Instruments & Components – 2.1%
13,605	Amphenol Corp. Class A	2,003,608
6,305	Jabil, Inc.	2,127,875

		4,131,483

Entertainment – 2.7%
22,830	Netflix, Inc.*	2,137,116
3,530	Spotify Technology SA*	1,576,321
8,150	TKO Group Holdings, Inc.	1,516,634

		5,230,071

Financial Services – 3.5%
4,980	Corpay, Inc.*	1,526,221
4,355	Mastercard, Inc. Class A	2,190,216
9,100	Visa, Inc. Class A	3,001,544

		6,717,981

Health Care Equipment & Supplies – 0.9%
5,415	Stryker Corp.	1,706,429

Health Care Providers & Services – 0.8%
1,935	McKesson Corp.	1,577,412

Hotels, Restaurants & Leisure – 2.9%
10,750	Booking Holdings, Inc.	1,809,870
6,460	Hilton Worldwide Holdings, Inc.	2,093,492

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
5,580	McDonald’s Corp.	$ 1,638,232

		5,541,594

Industrial Conglomerates – 0.9%
7,770	Honeywell International, Inc.	1,665,344

Interactive Media & Services – 10.1%
34,880	Alphabet, Inc. Class A	13,421,824
9,770	Meta Platforms, Inc. Class A	5,978,361

		19,400,185

Machinery – 0.9%
6,825	Illinois Tool Works, Inc.	1,760,918

Media – 0.7%
6,770	Nexstar Media Group, Inc.	1,409,108

Oil, Gas & Consumable Fuels – 1.0%
7,590	Targa Resources Corp.	1,974,007

Pharmaceuticals – 2.0%
4,190	Eli Lilly & Co.	3,915,974

Real Estate Management & Development* – 0.9%
12,025	CBRE Group, Inc. Class A	1,716,328

Semiconductors & Semiconductor Equipment – 21.4%
24,590	Broadcom, Inc.	10,264,604
1,285	KLA Corp.	2,249,200
129,885	NVIDIA Corp.	25,921,149
9,550	Texas Instruments, Inc.	2,684,314

		41,119,267

Software – 13.7%
6,350	Cadence Design Systems, Inc.*	2,092,897
63,270	Dropbox, Inc. Class A*	1,536,828
44,380	Microsoft Corp.	18,097,277
10,910	Palo Alto Networks, Inc.*	1,956,381
10,030	PTC, Inc.*	1,367,089
16,040	ServiceNow, Inc.*	1,416,492

		26,466,964

Specialty Retail – 2.5%
5,375	Home Depot, Inc.	1,767,300
11,725	TJX Cos., Inc.	1,837,894
34,470	Tractor Supply Co.	1,209,897

		4,815,091

Technology Hardware, Storage & Peripherals – 11.9%
77,915	Apple, Inc.	21,142,235
16,030	NetApp, Inc.	1,775,643

		22,917,878

Textiles, Apparel & Luxury Goods – 0.8%
11,125	Tapestry, Inc.	1,613,570

TOTAL COMMON STOCKS
(Cost $77,209,168)		$189,480,300

2	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 1.3%
21,590	iShares Russell 1000 Growth ETF	$ 2,575,039
(Cost $2,392,337)

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund – Premier Class
117,527	3.596%	$ 117,527
(Cost $117,527)

TOTAL INVESTMENTS – 99.8%
(Cost $79,719,032)		$192,172,866

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		310,084

NET ASSETS – 100.0%		$192,482,950

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	3

THE VALUE FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 5.0%
12,285	General Dynamics Corp.	$ 4,229,725
6,650	Lockheed Martin Corp.	3,444,501
21,285	RTX Corp.	3,747,650

		11,421,876

Banks – 7.9%
91,785	Bank of America Corp.	4,906,826
17,860	JPMorgan Chase & Co.	5,594,288
13,680	PNC Financial Services Group, Inc.	3,050,640
55,505	Wells Fargo & Co.	4,564,176

		18,115,930

Beverages – 1.9%
28,000	PepsiCo, Inc.	4,437,720

Biotechnology – 3.6%
19,405	AbbVie, Inc.	4,100,665
12,080	Amgen, Inc.	4,182,700

		8,283,365

Broadline Retail* – 2.0%
16,970	Amazon.com, Inc.	4,498,068

Building Products – 1.1%
39,710	A.O. Smith Corp.	2,455,666

Capital Markets – 6.2%
4,665	Blackrock, Inc.	4,971,024
14,080	CME Group, Inc.	4,052,506
27,855	Morgan Stanley	5,308,884

		14,332,414

Chemicals – 1.3%
10,360	Air Products & Chemicals, Inc.	3,108,518

Communications Equipment – 2.3%
56,770	Cisco Systems, Inc.	5,194,455

Consumer Staples Distribution & Retail – 1.5%
26,765	Walmart, Inc.	3,531,106

Containers & Packaging – 1.2%
12,670	Packaging Corp. of America	2,704,412

Diversified Telecommunication Services – 3.5%
139,905	Comcast Corp. Class A	3,783,031
87,375	Verizon Communications, Inc.	4,196,621

		7,979,652

Electric Utilities – 3.2%
21,385	American Electric Power Co., Inc.	2,932,098
33,695	Duke Energy Corp.	4,365,187

		7,297,285

Electrical Equipment – 3.7%
12,835	Eaton Corp. PLC	5,557,683
20,385	Emerson Electric Co.	2,862,870

		8,420,553

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.6%
9,330	Littelfuse, Inc.	$ 3,770,906

Entertainment – 2.0%
43,965	Walt Disney Co.	4,561,369

Financial Services* – 2.2%
10,500	Berkshire Hathaway, Inc. Class B	4,972,800

Food Products – 2.6%
48,280	Mondelez International, Inc. Class A	2,966,323
45,900	Tyson Foods, Inc., Class A	2,940,813

		5,907,136

Health Care Equipment & Supplies – 3.3%
40,745	Abbott Laboratories	3,699,238
49,110	Medtronic PLC	3,976,437

		7,675,675

Hotels, Restaurants & Leisure – 2.9%
13,885	Darden Restaurants, Inc.	2,784,776
13,610	McDonald’s Corp.	3,995,760

		6,780,536

Household Products – 1.9%
29,060	Procter & Gamble Co.	4,274,435

Industrial REITs – 2.0%
33,180	Prologis, Inc.	4,712,224

Insurance – 3.3%
13,610	Chubb Ltd.	4,450,470
39,255	MetLife, Inc.	3,144,326

		7,594,796

Interactive Media & Services – 3.6%
21,725	Alphabet, Inc. Class A	8,359,780

IT Services – 1.1%
40,445	Amdocs Ltd.	2,615,578

Machinery – 2.4%
10,175	Illinois Tool Works, Inc.	2,625,252
37,070	Stanley Black & Decker, Inc.	2,897,391

		5,522,643

Metals & Mining – 1.8%
24,132	Southern Copper Corp.	4,143,223

Multi-Utilities – 1.2%
44,590	Dominion Energy, Inc.	2,876,055

Oil, Gas & Consumable Fuels – 7.3%
23,505	Chevron Corp.	4,543,752
29,560	Exxon Mobil Corp.	4,561,995
32,435	ONEOK, Inc.	2,998,940
60,130	Williams Cos., Inc.	4,588,520

		16,693,207

4	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 3.7%
18,570	Johnson & Johnson	$ 4,268,314
38,560	Merck & Co., Inc.	4,209,981

		8,478,295

Semiconductors & Semiconductor Equipment – 8.8%
11,010	Broadcom, Inc.	4,595,904
2,545	KLA Corp.	4,454,641
2,905	Monolithic Power Systems, Inc.	4,689,861
23,105	Texas Instruments, Inc.	6,494,353

		20,234,759

Specialized REITs – 1.2%
9,155	Public Storage	2,768,930

Specialty Retail – 1.8%
12,480	Home Depot, Inc.	4,103,424

TOTAL COMMON STOCKS
(Cost $165,059,346)		$227,826,791

Exchange Traded Fund – 0.7%
7,000	iShares Russell 1000 Value ETF	$ 1,618,750
(Cost $1,591,940)

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund – Premier Class
201,524	3.596%	$ 201,524
(Cost $201,524)

TOTAL INVESTMENTS – 99.9%
(Cost $166,852,810)		$229,647,065

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		264,454

NET ASSETS – 100.0%		$229,911,519

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—PublicLimited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

THE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%
Aerospace & Defense – 4.8%
2,540	Axon Enterprise, Inc.*	$ 1,020,470
4,955	HEICO Corp.	1,337,454
16,060	Howmet Aerospace, Inc.	3,903,222

		6,261,146

Biotechnology* – 4.6%
4,615	Alnylam Pharmaceuticals, Inc.	1,428,296
35,964	Exelixis, Inc.	1,598,959
15,000	Incyte Corp.	1,429,050
11,050	Neurocrine Biosciences, Inc.	1,454,954

		5,911,259

Capital Markets – 4.7%
3,160	Ameriprise Financial, Inc.	1,500,336
12,470	Bank of New York Mellon Corp.	1,675,594
2,600	MSCI, Inc.	1,537,666
11,710	Tradeweb Markets, Inc. Class A	1,326,158

		6,039,754

Commercial Services & Supplies – 2.2%
14,275	RB Global, Inc.	1,488,882
24,445	Rollins, Inc.	1,362,320

		2,851,202

Construction & Engineering – 7.4%
1,406	Comfort Systems USA, Inc.	2,587,391
2,000	EMCOR Group, Inc.	1,783,340
4,890	MasTec, Inc.*	1,926,905
4,455	Quanta Services, Inc.	3,242,215

		9,539,851

Consumer Staples Distribution & Retail – 2.5%
2,170	Casey’s General Stores, Inc.	1,784,065
15,980	Performance Food Group Co.*	1,447,149

		3,231,214

Electric Utilities – 1.1%
9,075	NRG Energy, Inc.	1,411,888

Electrical Equipment – 5.1%
3,690	Rockwell Automation, Inc.	1,508,878
15,625	Vertiv Holdings Co. Class A	5,132,656

		6,641,534

Electronic Equipment, Instruments & Components – 1.5%
5,785	Jabil, Inc.	1,952,380

Entertainment – 3.0%
21,970	ROBLOX Corp. Class A*	1,214,062
6,780	Take-Two Interactive Software, Inc.*	1,449,293
6,690	TKO Group Holdings, Inc.	1,244,942

		3,908,297

Financial Services* – 1.0%
4,400	Corpay, Inc.	1,348,468

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.1%
3,225	IDEXX Laboratories, Inc.*	$ 1,808,580
6,080	Insulet Corp.*	1,046,611
5,695	ResMed, Inc.	1,217,648

		4,072,839

Health Care Providers & Services – 2.7%
6,500	Cardinal Health, Inc.	1,253,720
7,230	Cencora, Inc.	2,226,912

		3,480,632

Health Care Technology* – 1.0%
7,910	Veeva Systems, Inc. Class A	1,233,723

Hotels, Restaurants & Leisure – 9.7%
3,605	Domino’s Pizza, Inc.	1,223,609
9,130	Hilton Worldwide Holdings, Inc.	2,958,759
17,760	Planet Fitness, Inc. Class A*	1,184,059
20,390	Restaurant Brands International, Inc.	1,645,065
10,195	Royal Caribbean Cruises Ltd.	2,689,033
18,180	Wyndham Hotels & Resorts, Inc.	1,479,489
9,170	Yum! Brands, Inc.	1,463,991

		12,644,005

Household Durables* – 2.3%
12,705	SharkNinja, Inc.	1,467,809
3,500	TopBuild Corp.	1,549,450

		3,017,259

Independent Power Producers & Energy Traders – 1.7%
14,355	Vistra Corp.	2,265,793

Insurance* – 1.0%
745	Markel Group, Inc.	1,320,490

Interactive Media & Services* – 1.2%
77,010	Pinterest, Inc. Class A	1,514,017

IT Services* – 1.9%
11,920	Cloudflare, Inc. Class A	2,443,242

Leisure Products – 1.1%
15,065	Hasbro, Inc.	1,443,830

Life Sciences Tools & Services* – 2.2%
11,715	Repligen Corp.	1,386,002
4,710	Waters Corp.	1,456,473

		2,842,475

Machinery – 2.1%
15,820	Donaldson Co., Inc.	1,394,849
5,250	Lincoln Electric Holdings, Inc.	1,391,250

		2,786,099

Media – 1.0%
6,040	Nexstar Media Group, Inc.	1,257,166

6	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 2.9%
5,980	Cheniere Energy, Inc.	$ 1,644,201
8,075	Targa Resources Corp.	2,100,146

		3,744,347

Professional Services – 0.9%
7,845	Broadridge Financial Solutions, Inc.	1,207,973

Semiconductors & Semiconductor Equipment – 2.4%
1,935	Monolithic Power Systems, Inc.	3,123,883

Software* – 9.7%
7,800	Appfolio, Inc. Class A	1,303,302
14,760	Circle Internet Group, Inc.	1,341,389
14,675	Datadog, Inc., Class A	1,939,888
56,205	Dropbox, Inc. Class A	1,365,219
39,710	Dynatrace, Inc.	1,437,899
9,681	Guidewire Software, Inc.	1,339,754
9,290	PTC, Inc.	1,266,227
4,005	Tyler Technologies, Inc.	1,366,266
9,510	Zscaler, Inc.	1,242,767

		12,602,711

Specialized REITs – 1.1%
10,575	Lamar Advertising Co. Class A	1,457,658

Specialty Retail – 3.8%
5,500	Carvana Co.*	2,176,900
7,440	Ross Stores, Inc.	1,694,758
28,510	Tractor Supply Co.	1,000,701

		4,872,359

Technology Hardware, Storage & Peripherals – 1.3%
14,910	NetApp, Inc.	1,651,581

Textiles, Apparel & Luxury Goods – 2.2%
4,075	Ralph Lauren Corp.	1,461,458
9,515	Tapestry, Inc.	1,380,056

		2,841,514

Trading Companies & Distributors – 3.4%
27,165	Core & Main, Inc. Class A*	1,368,301
31,805	Fastenal Co.	1,428,999
5,935	Ferguson Enterprises, Inc.	1,588,859

		4,386,159

TOTAL COMMON STOCKS
(Cost $104,262,318)		$125,306,748

Shares	Description	Value

Exchange Traded Fund – 2.8%
26,866	iShares Russell Mid-Cap Growth ETF	$ 3,662,104
(Cost $3,668,257)

TOTAL INVESTMENTS – 99.4%
(Cost $107,930,575)		$128,968,852

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		732,440

NET ASSETS – 100.0%		$129,701,292

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—RealEstate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

THE MIDCAP VALUE FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 95.3%
Aerospace & Defense – 1.0%
1,265	L3Harris Technologies, Inc.	$ 405,496

Banks – 6.2%
9,725	Bank OZK	468,356
28,720	Huntington Bancshares, Inc.	481,347
22,265	KeyCorp	492,279
17,205	Regions Financial Corp.	491,203
8,515	U.S. Bancorp	482,460

		2,415,645

Beverages – 1.2%
2,830	PepsiCo, Inc.	448,527

Building Products – 1.2%
3,300	Johnson Controls International PLC	481,899

Capital Markets – 6.3%
3,775	Bank of New York Mellon Corp.	507,247
1,475	CME Group, Inc.	424,535
830	MSCI, Inc.	490,870
3,535	State Street Corp.	540,289
4,895	T. Rowe Price Group, Inc.	503,598

		2,466,539

Chemicals – 3.5%
1,480	Air Products & Chemicals, Inc.	444,074
4,170	PPG Industries, Inc.	452,445
4,440	RPM International, Inc.	452,392

		1,348,911

Consumer Staples Distribution & Retail – 1.0%
5,295	Sysco Corp.	395,589

Electric Utilities – 3.4%
6,145	Alliant Energy Corp.	451,227
4,345	Pinnacle West Capital Corp.	450,664
4,530	Southern Co.	438,051

		1,339,942

Electrical Equipment – 3.9%
1,215	Eaton Corp. PLC	526,107
3,455	Emerson Electric Co.	485,220
1,230	Rockwell Automation, Inc.	502,960

		1,514,287

Electronic Equipment, Instruments & Components – 5.6%
9,100	Cognex Corp.	505,141
3,165	Corning, Inc.	519,819
1,300	Littelfuse, Inc.	525,421
2,755	TD SYNNEX Corp.	628,636

		2,179,017

Entertainment – 1.1%
2,290	TKO Group Holdings, Inc.	426,146

Food Products – 2.3%
6,000	Archer-Daniels-Midland Co.	447,240
3,865	Ingredion, Inc.	431,875

		879,115

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 1.1%
11,810	UGI Corp.	$ 426,223

Ground Transportation – 1.2%
1,530	Norfolk Southern Corp.	483,220

Health Care Equipment & Supplies – 4.3%
2,800	Becton Dickinson & Co.	417,312
4,970	Medtronic PLC	402,421
1,965	ResMed, Inc.	420,137
1,975	STERIS PLC	428,338

		1,668,208

Health Care Providers & Services – 2.2%
1,640	Labcorp Holdings, Inc.	421,152
2,215	Quest Diagnostics, Inc.	430,153

		851,305

Hotels, Restaurants & Leisure – 4.6%
2,250	Darden Restaurants, Inc.	451,260
6,065	Restaurant Brands International, Inc.	489,324
6,400	Travel & Leisure Co.	413,824
3,425	Vail Resorts, Inc.	435,592

		1,790,000

Industrial REITs – 1.2%
3,360	Prologis, Inc.	477,187

Insurance – 2.5%
4,980	Principal Financial Group, Inc.	502,532
5,940	Unum Group	477,457

		979,989

IT Services – 2.1%
6,730	Amdocs Ltd.	435,229
7,250	Cognizant Technology Solutions Corp. Class A	383,525

		818,754

Leisure Products – 1.2%
4,885	Hasbro, Inc.	468,178

Machinery – 8.6%
3,815	AGCO Corp.	461,691
830	Cummins, Inc.	556,938
2,095	Dover Corp.	474,329
1,670	Illinois Tool Works, Inc.	430,877
3,090	Oshkosh Corp.	482,967
3,840	PACCAR, Inc.	456,192
4,440	Timken Co.	492,352

		3,355,346

Media – 2.4%
2,030	Nexstar Media Group, Inc.	422,524
18,965	Sirius XM Holdings, Inc.	510,917

		933,441

8	The accompanying notes are an integral part of these financial statements.

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 1.3%
1,445	Reliance, Inc.	$ 523,812

Multi-Utilities – 2.3%
3,880	Consolidated Edison, Inc.	432,581
3,790	WEC Energy Group, Inc.	446,993

		879,574

Oil, Gas & Consumable Fuels – 6.7%
11,930	Coterra Energy, Inc.	428,406
6,795	HF Sinclair Corp.	456,692
1,720	Marathon Petroleum Corp.	427,059
4,610	ONEOK, Inc.	426,240
1,705	Valero Energy Corp.	430,649
5,890	Williams Cos., Inc.	449,466

		2,618,512

Professional Services – 1.2%
6,620	SS&C Technologies Holdings, Inc.	458,766

Residential REITs – 2.5%
2,695	AvalonBay Communities, Inc.	493,185
1,810	Essex Property Trust, Inc.	476,410

		969,595

Retail REITs – 1.2%
5,830	Regency Centers Corp.	453,866

Semiconductors & Semiconductor Equipment – 4.8%
6,985	Microchip Technology, Inc.	648,976
410	Monolithic Power Systems, Inc.	661,908
8,075	Skyworks Solutions, Inc.	566,623

		1,877,507

Software – 1.2%
7,465	Dolby Laboratories, Inc. Class A	478,805

Specialized REITs – 3.8%
2,470	Digital Realty Trust, Inc.	496,322
3,355	Extra Space Storage, Inc.	480,872
3,500	Lamar Advertising Co. Class A	482,440

		1,459,634

Specialty Retail – 2.2%
6,880	Best Buy Co., Inc.	416,171
1,880	Lowe’s Cos., Inc.	448,925

		865,096

TOTAL COMMON STOCKS
(Cost $29,879,911)		$37,138,131

Exchange Traded Fund – 4.0%
10,000	iShares Russell Mid-Cap Value ETF	$ 1,567,200
(Cost $1,462,947)

Shares	Dividend Rate	Value

Investment Company – 1.7%
State Street Institutional US Government Money Market Fund – Premier Class
651,915	3.596%	$ 651,915
(Cost $651,915)

TOTAL INVESTMENTS – 101.0%
(Cost $31,994,773)		$39,357,246

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(376,191)

NET ASSETS – 100.0%		$38,981,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
PLC	—PublicLimited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

THE BOND FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 35.8%
Aerospace/Defense – 0.6%
General Electric Co.
$ 6,303,000	6.150%		08/07/37	$6,758,384

Auto Manufacturers – 1.5%
BMW U.S. Capital LLC(a)(b)
5,000,000	5.150		04/02/34	5,001,985
Ford Motor Credit Co. LLC(b)
2,000,000	6.050		03/05/31	2,033,269
2,300,000	6.054		11/05/31	2,333,131
General Motors Co.(b)
3,450,000	6.600		04/01/36	3,692,829
General Motors Financial Co., Inc.(b)
2,000,000	2.400		04/10/28	1,922,841
1,615,000	3.100		01/12/32	1,460,983
Mercedes-Benz Finance North America LLC(a)
2,000,000	5.050		08/03/33	2,001,868

				18,446,906

Banks – 7.0%
Banco Santander SA(b)(c)(1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,454,749
Bank of America Corp.
(3 mo. USD Term SOFR + 1.302%),
2,749,000	3.419	(b)(c)	12/20/28	2,703,585
(Secured Overnight Financing Rate + 0.870%),
3,850,000	4.456	(b)(c)	02/06/32	3,796,621
(Secured Overnight Financing Rate + 1.310%),
2,585,000	5.511	(b)(c)	01/24/36	2,643,929
CaixaBank SA(a)(b)(c)(Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,076,846
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%),
4,400,000	4.910	(b)(c)	05/24/33	4,389,000
(Secured Overnight Financing Rate + 1.379%),
2,000,000	2.904	(b)(c)	11/03/42	1,442,426
HSBC Holdings PLC(b)(c)(Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,335,483
Huntington Bancshares, Inc.(b)(c)(Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,983,574
JPMorgan Chase & Co.
(3 mo. USD Term SOFR + 1.592%),
2,000,000	4.452	(b)(c)	12/05/29	1,996,004
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(b)(c)	05/06/30	1,611,104
(Secured Overnight Financing Rate + 0.840%),
2,000,000	4.347	(b)(c)	01/22/32	1,969,383
(Secured Overnight Financing Rate + 1.300%),
3,000,000	5.193	(b)(c)	02/05/37	2,951,277
2,520,000	5.600		07/15/41	2,560,516
KeyCorp(b)(c)(Secured Overnight Financing Rate + 1.367%)
3,000,000	5.305		01/28/37	2,946,586

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(b)(c)(Secured Overnight Financing Rate + 1.200%)
$ 2,900,000	2.511%		10/20/32	$2,571,668
National Australia Bank Ltd.(a)
7,500,000	5.181		06/11/34	7,658,017
Royal Bank of Canada(b)(c)(Secured Overnight Financing Rate + 1.080%)
3,000,000	4.650		10/18/30	3,008,523
Santander Holdings USA, Inc.(b)(c)(Secured Overnight Financing Rate + 2.138%)
3,125,000	6.342		05/31/35	3,292,671
Truist Financial Corp.
(Secured Overnight Financing Rate + 1.571%),
3,500,000	5.153	(b)(c)	08/05/32	3,545,907
(Secured Overnight Financing Rate + 2.300%),
1,900,000	6.123	(b)(c)	10/28/33	2,012,253
(Secured Overnight Financing Rate + 1.852%),
1,776,000	5.122	(b)(c)	01/26/34	1,775,072
U.S. Bancorp
(Secured Overnight Financing Rate + 1.061%),
2,020,000	5.046	(b)(c)	02/12/31	2,050,466
(Secured Overnight Financing Rate + 1.600%),
7,000,000	4.839	(b)(c)	02/01/34	6,923,271
(Secured Overnight Financing Rate + 1.860%),
1,350,000	5.678	(b)(c)	01/23/35	1,395,129
UBS Group AG(a)(b)(c)(3 mo. USD Term SOFR + 1.410%)
2,500,000	3.869		01/12/29	2,472,044
Wells Fargo & Co.
1,500,000	4.650		11/04/44	1,261,799
5,000,000	4.750		12/07/46	4,218,929
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,081,598

				86,128,430

Beverages(b) – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	862,124
6,000,000	4.439		10/06/48	5,063,577
PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,895,844

				7,821,545

Biotechnology(b) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	986,249
3,175,000	2.770		09/01/53	1,859,293

				2,845,542

Chemicals(b) – 0.3%
LYB International Finance III LLC
3,759,000	5.500		03/01/34	3,770,033

Commercial Services – 0.5%
Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,675,228

10	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Northwestern University
$ 1,000,000	4.643%	12/01/44	$920,056
PayPal Holdings, Inc.(b)
3,600,000	5.250	06/01/62	3,118,479

			6,713,763

Computers(b) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	3,492,989

Computers & Peripherals(b) – 0.2%
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,208,535

Distribution/Wholesale(b) – 0.2%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,882,286

Diversified Financial Services(b) – 1.3%
Aircastle Ltd.
1,000,000	4.250	06/15/26	999,787
Ally Financial, Inc.(c)(Secured Overnight Financing Rate + 2.290%)
2,500,000	6.184	07/26/35	2,536,441
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,596,457
Capital One Financial Corp.(c)(Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	3,007,787
Charles Schwab Corp.
2,500,000	1.950	12/01/31	2,183,647
Mastercard, Inc.
5,000,000	4.875	05/09/34	5,035,880

			16,359,999

Electrical Equipment – 4.4%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,368,192
Cleco Securitization II LLC
4,839,305	4.680	12/01/36	4,843,264
Commonwealth Edison Co.(b)
1,050,000	5.300	06/01/34	1,077,670
Consumers Energy Co.(b)
3,290,000	3.950	07/15/47	2,566,317
Duke Energy Progress LLC(b)
2,970,000	5.050	03/15/35	2,976,752
Emerson Electric Co.
1,900,000	6.125	04/15/39	2,018,948
Evergy Kansas Central, Inc.(b)
7,435,000	5.900	11/15/33	7,854,721
Florida Power & Light Co.(b)
1,250,000	4.550	10/01/44	1,042,915
Louisville Gas & Electric Co.(b)
1,850,000	4.650	11/15/43	1,601,768
National Grid USA
3,375,000	8.000	11/15/30	3,777,752

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
National Rural Utilities Cooperative Finance Corp.(b)
$ 4,000,000	5.800%		01/15/33	$4,221,512
Nevada Power Co.(b)
1,250,000	3.125		08/01/50	800,728
Ohio Power Co.
2,870,000	5.850		10/01/35	2,971,410
Pacific Gas & Electric Co.(b)
1,000,000	4.950		07/01/50	830,546
PacifiCorp
2,200,000	6.100		08/01/36	2,293,120
PG&E Wildfire Recovery Funding LLC
709,840	3.594		06/01/32	697,625
PPL Electric Utilities Corp.(b)
2,225,000	4.750		07/15/43	1,995,033
Public Service Enterprise Group, Inc.(b)
5,500,000	8.625		04/15/31	6,184,411
Southern California Edison Co.
1,000,000	5.550		01/15/37	994,876
Wisconsin Power & Light Co.(b)
1,000,000	1.950		09/16/31	872,012
Wisconsin Public Service Corp.(b)
3,000,000	3.300		09/01/49	2,035,344

				54,024,916

Food(a)(b) – 0.5%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,624,634

Gas(b) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,103,227
Boston Gas Co.(a)
2,900,000	3.001		08/01/29	2,751,750
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,325,154

				7,180,131

Healthcare-Services – 2.0%
Adventist Health System(b)
7,000,000	2.952		03/01/29	6,670,151
Ascension Health
3,000,000	2.532	(b)	11/15/29	2,815,830
2,600,000	3.945		11/15/46	2,062,622
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,233,776
Mayo Clinic
2,600,000	3.774		11/15/43	2,110,857
SSM Health Care Corp.(b)
4,990,000	3.823		06/01/27	4,956,390
3,000,000	4.894		06/01/28	3,016,237

				24,865,863

Insurance – 4.7%
Americo Life, Inc.(a)
5,206,000	3.450		04/15/31	4,629,090

The accompanying notes are an integral part of these financial statements.	11

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Aon North America, Inc.(b)
$ 2,175,000	5.750%		03/01/54	$2,092,364
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,432,634
Arthur J Gallagher & Co.(b)
1,000,000	5.450		07/15/34	1,014,068
Assured Guaranty U.S. Holdings, Inc.(b)
4,715,000	3.150		06/15/31	4,379,847
Berkshire Hathaway Finance Corp.(b)
4,220,000	4.200		08/15/48	3,449,119
Equitable Financial Life Global Funding(a)
5,000,000	1.750		11/15/30	4,370,303
Guardian Life Global Funding(a)
5,000,000	4.798		04/28/30	5,045,415
Horace Mann Educators Corp.(b)
2,000,000	7.250		09/15/28	2,104,811
MassMutual Global Funding II(a)
2,670,000	1.550		10/09/30	2,339,915
MetLife, Inc.(b)
2,055,000	10.750		08/01/69	2,668,159
New York Life Global Funding(a)
9,000,000	4.550		01/28/33	8,882,968
Principal Life Global Funding II(a)
2,600,000	5.500		06/28/28	2,647,612
Reinsurance Group of America, Inc.
2,500,000	3.150	(b)	06/15/30	2,346,017
1,811,000	6.000	(b)	09/15/33	1,886,516
(3 mo. USD Term SOFR + 2.927%),
2,000,000	6.601	(b)(c)	12/15/65	1,893,036
Reliance Standard Life Global Funding II(a)
1,750,000	2.750		01/21/27	1,727,021
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,404,026
Travelers Cos., Inc.(b)
2,000,000	4.100		03/04/49	1,580,601

				57,893,522

Investment Company(b) – 0.2%
Morgan Stanley Direct Lending Fund
2,000,000	6.000		05/19/30	1,998,556

Machinery-Diversified – 0.3%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,971,009

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,307,547
1,500,000	2.800	(b)	01/15/51	852,097

				2,159,644

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	2,023,654

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – 1.3%
APA Corp.(b)
$ 2,835,000	5.100%	09/01/40	$2,588,700
HF Sinclair Corp.(b)
2,000,000	6.250	01/15/35	2,074,248
Phillips 66 Co.(b)
3,000,000	4.950	03/15/35	2,969,415
Saudi Arabian Oil Co.(a)
5,000,000	3.500	04/16/29	4,831,178
Schlumberger Holdings Corp.(a)(b)
3,000,000	4.850	05/15/33	3,000,100

			15,463,641

Pharmaceuticals – 1.0%
CVS Pass-Through Trust(a)
1,514,244	7.507	01/10/32	1,592,820
GlaxoSmithKline Capital, Inc.(b)
2,000,000	4.500	04/15/30	2,010,906
Johnson & Johnson
4,970,000	5.950	08/15/37	5,465,532
Pfizer, Inc.
2,900,000	7.200	03/15/39	3,388,826

			12,458,084

Pipelines – 1.9%
DCP Midstream Operating LP
1,000,000	8.125	08/16/30	1,137,542
Energy Transfer LP(b)
3,000,000	4.900	03/15/35	2,919,090
Gulfstream Natural Gas System LLC(a)(b)
3,000,000	5.600	07/23/35	3,059,816
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,327,329
ONEOK, Inc.(b)
2,635,000	3.950	03/01/50	1,871,091
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	731,954
1,450,000	7.625	04/01/37	1,694,222
Texas Eastern Transmission LP(a)(b)
3,900,000	4.150	01/15/48	3,042,764
TransCanada PipeLines Ltd.(b)
1,000,000	4.625	03/01/34	968,470
Transcanada Trust(b)(c)(3 mo. USD Term SOFR + 3.208%)
3,000,000	5.300	03/15/77	2,989,129

			22,741,407

Real Estate(b) – 3.4%
Alexandria Real Estate Equities, Inc.
2,500,000	5.250	05/15/36	2,434,671
AvalonBay Communities, Inc.
1,350,000	5.350	06/01/34	1,382,532
Camden Property Trust
6,000,000	4.900	01/15/34	5,994,882
DOC Dr. LLC
1,325,000	2.625	11/01/31	1,179,501

12	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(b) – (continued)
Healthcare Realty Holdings LP
$ 1,075,000	2.050%		03/15/31	$935,172
Mid-America Apartments LP
1,900,000	1.100		09/15/26	1,878,015
Omega Healthcare Investors, Inc.
2,875,000	4.750		01/15/28	2,876,982
Prologis Targeted U.S. Logistics Fund LP(a)
5,428,000	5.500		04/01/34	5,518,934
Realty Income Corp.
2,400,000	3.950		08/15/27	2,390,008
SBA Tower Trust(a)
2,600,000	4.831		10/15/29	2,607,395
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750		03/23/27	3,976,574
Simon Property Group LP
1,500,000	6.250		01/15/34	1,616,431
Sun Communities Operating LP
1,000,000	2.700		07/15/31	900,661
Ventas Realty LP
2,900,000	5.625		07/01/34	2,983,946
Welltower OP LLC
5,900,000	2.750		01/15/32	5,322,576

				41,998,280

Semiconductors(b) – 0.9%
Broadcom, Inc.
2,500,000	4.150	(a)	04/15/32	2,425,085
3,500,000	3.469		04/15/34	3,158,709
Texas Instruments, Inc.
6,000,000	3.650		08/16/32	5,733,811

				11,317,605

Software(b) – 0.1%
Salesforce, Inc.
1,000,000	2.900		07/15/51	579,847

Telecommunications – 0.3%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,129,416

Transportation – 0.9%
Burlington Northern Santa Fe LLC(b)
1,220,000	4.950		09/15/41	1,167,540
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,292,368
1,310,000	2.450	(b)	05/01/50	765,290
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,989,111
1,635,000	4.950	(b)	08/15/45	1,487,642
1,500,000	4.700	(b)	05/01/48	1,300,458
2,500,000	6.125	(b)(e)	09/15/15	2,526,243
Kansas City Southern Railway Co.(b)
500,000	4.950		08/15/45	400,468

				10,929,120

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(b) – 0.2%
GATX Corp.
$ 3,155,000	3.100%	06/01/51	$1,976,275

TOTAL CORPORATE OBLIGATIONS
(Cost $464,954,817)			$439,764,016

Mortgage-Backed Obligations – 27.9%
Collateralized Mortgage Obligations – 11.0%
Agate Bay Mortgage Trust Series 2016-2, Class A3(a)(c)(f)
$ 121,616	3.500%	03/25/46	$112,373
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(a)(c)(f)
2,706,069	2.500	06/25/51	2,240,119
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(a)(c)(f)
7,313,399	3.000	10/25/51	6,323,808
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
480,853	4.392	11/25/35	295,327
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500	12/25/35	122,037
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
37,127	5.500	04/25/35	31,115
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c)(1 mo. USD Term SOFR + 0.654%)
234,787	4.309	03/25/35	223,127
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
231,396	6.750	08/25/34	237,356
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
3,106	5.250	09/25/19	3,035
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
1,564	6.500	08/25/32	1,583
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
84,285	5.250	07/25/33	83,477
Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(f)
1,948,585	5.735	02/25/70	1,962,060
Cross Mortgage Trust Series 2025-H3, Class A1(a)(c)(f)
2,985,879	5.883	04/25/70	3,013,774
CSMC Trust Series 2013-6, Class 1A1(a)(c)(f)
908,156	2.500	07/25/28	888,238
CSMC Trust Series 2017-HL2, Class A1(a)(c)(f)
277,280	3.500	10/25/47	252,169
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(c)(f)
299,849	3.000	06/25/43	281,347
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
4,384	6.000	12/15/28	4,461
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
21,517	6.000	01/15/29	21,679

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
$ 114,455	6.000%	12/15/31	$117,904
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
65,175	3.000	04/15/43	64,083
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
2,264	3.500	09/15/41	2,261
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
109,379	3.500	05/15/48	98,888
Federal Home Loan Mortgage Corp. REMICS Series 5018, Class NA
1,316,803	3.000	10/15/50	1,181,060
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,209,491
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
510,080	2.000	12/25/50	406,015
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,906,936
Federal Home Loan Mortgage Corp. REMICS Series 5204, Class AB
1,294,966	3.000	07/25/48	1,198,706
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
4,800,000	6.000	11/25/36	4,875,241
Federal Home Loan Mortgage Corp. REMICS Series 5586, Class V
3,378,390	4.500	05/25/38	3,357,282
Federal Home Loan Mortgage Corp. REMICS Series 5631, Class CT
1,358,663	4.500	03/25/56	1,321,062
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,372,702	3.000	07/25/56	1,299,763
Federal National Mortgage Association REMICS Series 2001-45, Class WG
10,704	6.500	09/25/31	10,824
Federal National Mortgage Association REMICS Series 2003-117, Class KB
593,547	6.000	12/25/33	612,659
Federal National Mortgage Association REMICS Series 2011-127, Class ZU
220,161	3.500	12/25/41	207,476
Federal National Mortgage Association REMICS Series 2014-80, Class KA
797,980	2.000	03/25/44	629,791
Federal National Mortgage Association REMICS Series 2015-2, Class PA
504,810	2.250	03/25/44	485,281

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2015-30, Class JA
$ 632,925	2.000%	05/25/45	$559,033
Federal National Mortgage Association REMICS Series 2016-16, Class PD
191,220	3.000	12/25/44	186,792
Federal National Mortgage Association REMICS Series 2022-17, Class JG
5,700,615	3.000	12/25/48	5,340,659
Federal National Mortgage Association Trust Series 2003-W6, Class 3A
30,838	6.500	09/25/42	31,539
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(a)(c)(f)
1,291,272	2.500	01/25/57	1,326,676
Finance of America Structured Securities Trust Series 2024-S3, Class A1(a)
1,312,453	3.500	04/25/74	1,287,119
First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
469,403	5.500	05/25/35	278,391
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(c)(f)
27,130	3.500	04/25/48	25,828
Flagstar Mortgage Trust Series 2019-1INV, Class A3(a)(c)(f)
671,070	3.500	10/25/49	607,046
Flagstar Mortgage Trust Series 2021-8INV, Class A3(a)(c)(f)
2,723,788	2.500	09/25/51	2,256,490
GCAT Trust Series 2022-HX1, Class A1(a)(c)(f)
3,936,703	2.885	12/27/66	3,638,013
Government National Mortgage Association REMICS Series 2015-167, Class KM
69,506	3.000	12/20/43	63,729
Government National Mortgage Association REMICS Series 2015-94, Class AT
312,418	2.250	07/16/45	282,502
Government National Mortgage Association REMICS Series 2016-129, Class W
129,212	2.500	07/20/46	110,247
Government National Mortgage Association REMICS Series 2017-H23, Class MA
739,742	3.000	11/20/67	724,972
Government National Mortgage Association REMICS Series 2018-37, Class KT
409,437	3.500	03/20/48	375,254
Government National Mortgage Association REMICS Series 2021-116, Class LG
6,336,042	2.000	06/20/51	5,520,708
Government National Mortgage Association REMICS Series 2021-27, Class MT
3,303,994	5.000	02/20/51	3,242,077
Government National Mortgage Association REMICS Series 2021-32, Class NC
3,980,411	5.000	02/20/51	3,910,819

14	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2025-132, Class PJ
$ 1,888,296	4.000%	01/20/55	$1,835,224
Government National Mortgage Association REMICS Series 2025-156, Class V
958,688	4.500	10/20/36	955,052
Government National Mortgage Association REMICS Series 2025-168, Class AM
1,283,282	4.500	04/20/40	1,239,888
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(a)(c)(f)
5,639,347	2.500	04/25/52	4,671,849
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(a)(c)(f)
8,486,705	2.500	04/25/52	7,014,406
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1 mo. USD Term SOFR + 0.454%)
141,927	4.109	12/25/34	138,670
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
30,082	4.388	06/25/34	29,200
Impac CMB Trust Series 2003-2F, Class A(g)
24,707	5.730	01/25/33	24,915
Impac CMB Trust Series 2004-4, Class 2A2(g)
667,995	5.344	09/25/34	776,262
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(a)(c)(f)
2,111,458	2.493	02/25/67	1,948,479
JP Morgan Mortgage Trust Series 2021-14, Class A3(a)(c)(f)
8,532,053	2.500	05/25/52	7,062,945
JP Morgan Mortgage Trust Series 2023-6, Class A2(a)(c)(f)
2,912,865	6.000	12/26/53	2,935,279
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
85,044	4.598	04/25/37	70,702
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(c)(f)
292,686	3.387	07/25/43	276,855
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(c)(f)
65,087	3.000	06/25/29	64,656
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(c)(f)
729,454	3.500	08/25/47	669,941
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(c)(f)
63,393	3.500	11/25/48	58,077
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(c)(f)
330,776	3.500	12/25/48	300,996
JPMorgan Mortgage Trust Series 2021-10, Class A3(a)(c)(f)
2,174,444	2.500	12/25/51	1,800,033
JPMorgan Mortgage Trust Series 2021-7, Class A4(a)(c)(f)
2,943,427	2.500	11/25/51	2,653,839
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
5,325	5.607	07/25/33	5,261
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
23,570	5.500	05/25/34	23,214
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
232,419	6.500	05/25/34	237,598

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
$ 31,309	4.849%	03/25/33	$28,129
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
236,722	4.479	11/25/35	93,645
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,764	6.000	08/25/37	149,398
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(c)(f)
1,303,561	4.000	08/27/57	1,264,447
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(a)(c)(f)
3,578,477	2.500	06/25/51	2,957,658
OBX Trust Series 2019-INV2, Class A5(a)(c)(f)
93,240	4.000	05/27/49	87,115
OBX Trust Series 2024-NQM10, Class A1(a)(g)
1,026,015	6.180	05/25/64	1,035,513
Oceanview Mortgage Trust Series 2021-3, Class A4(a)(c)(f)
3,149,297	2.500	06/25/51	2,825,334
Provident Funding Mortgage Trust Series 2025-1, Class A3(a)(c)(f)
1,976,547	5.500	02/25/55	1,976,751
RALI Trust Series 2005-QS11, Class A2(c)(1 mo. USD Term SOFR + 0.614%)
75,085	4.269	07/25/35	58,774
Rate Mortgage Trust Series 2021-J1, Class A7(a)(c)(f)
3,321,888	2.500	07/25/51	2,970,184
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
164,283	4.046	01/25/37	101,128
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,532	5.623	01/25/37	2,545
RFMSI Trust Series 2005-S7, Class A5
31,575	5.500	11/25/35	24,493
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,216,668
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1 mo. USD Term SOFR + 0.734%)
91,847	4.396	11/20/34	87,787
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
342,110	1.874	02/25/43	297,430
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
754,577	2.500	05/25/43	673,331
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(c)(f)
137,907	3.000	11/25/30	135,710
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(c)(f)
381,755	3.500	11/25/46	352,483
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(c)(f)
339,200	3.500	08/25/47	309,776
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(c)(f)
841,035	3.500	09/25/47	771,349
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(c)(f)
293,510	3.500	02/25/48	266,718

The accompanying notes are an integral part of these financial statements.	15

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2025-3, Class A1(a)(c)(f)
$ 2,913,741	6.000%	04/25/55	$2,936,163
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(c)(f)
430,526	3.500	10/25/47	397,545
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
36,535	4.836	10/25/34	35,080
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
2,019	5.595	04/25/34	2,011
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(f)
44,679	5.247	11/25/33	44,540
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
37,843	6.092	11/25/33	38,455
UWM Mortgage Trust Series 2021-INV4, Class A3(a)(c)(f)
8,952,053	2.500	12/25/51	7,410,626
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(a)(c)(f)
257,108	2.500	06/25/51	212,503
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(c)(f)
827,036	3.500	08/20/45	768,006
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(c)(f)
546,392	3.500	01/20/46	505,102

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $149,725,715)			$134,679,440

Commercial Mortgage Obligations – 0.4%
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(f)
$ 193,406	2.500%	08/16/43	$189,915
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust Series 2024-LGND, Class A(a)(g)
2,000,000	6.247	11/05/39	2,000,603
Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(a)
3,000,000	6.972	03/15/29	3,022,513

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $5,173,007)			$5,213,031

Federal Agencies – 16.4%
Federal Home Loan Mortgage Corp.
$ 2,992	7.500%	12/01/30	$3,090
6,706	7.500	01/01/31	6,907
17,123	7.000	08/01/31	18,081
203,486	5.000	05/01/33	204,902
(1 yr. CMT + 2.229%),
21,175	6.431 (c)	05/01/34	21,751
(RFUCC 1 yr. Treasury + 1.783%),
31,562	6.213 (c)	01/01/36	32,358
314,365	4.000	06/01/42	302,983
317,979	3.000	06/01/45	282,155

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
(RFUCC 1 yr. Treasury + 1.600%),
$ 445,275	6.277	%(c)	07/01/45	$460,943
Federal National Mortgage Association
84,887	2.500		05/01/28	83,621
(RFUCC 6 mo. Treasury + 1.413%),
9,064	5.538	(c)	02/01/33	9,161
(RFUCC 1 yr. Treasury + 1.760%),
5,365	6.010	(c)	02/01/35	5,496
(RFUCC 1 yr. Treasury + 1.599%),
35,821	5.990	(c)	12/01/45	37,025
117,060	4.500		01/01/48	110,787
718,360	2.500		06/01/51	591,545
Government National Mortgage Association
168	7.500		07/20/26	168
3,767	6.500		04/15/31	3,896
29,204	6.500		05/15/31	29,578
326,238	2.500		06/20/31	316,871
2,051,963	5.000		08/20/40	2,064,894
4,700,000	5.500		04/20/41	4,782,704
4,278,690	5.000		07/20/52	4,239,552
(1 yr. CMT + 1.500%),
4,866,142	5.000	(c)	10/20/55	4,904,371
Uniform Mortgage-Backed Security
1,835	6.500		10/01/28	1,903
4,636	7.500		09/01/29	4,650
13,394	7.000		03/01/31	14,129
4,292	7.000		11/01/31	4,528
8,146	7.000		01/01/32	8,592
17,311	6.000		12/01/32	17,962
577,766	3.500		08/01/35	559,571
8,270,503	2.000		08/01/42	7,156,418
5,750,916	5.000		04/01/43	5,782,432
1,379,100	5.000		05/01/43	1,368,665
6,201,623	5.000		06/01/43	6,253,440
2,156,685	5.000		04/01/46	2,142,304
341,091	5.000		08/01/48	348,460
9,033,328	3.000		01/01/52	7,915,411
8,814,065	3.000		06/01/52	7,785,982
1,422,119	4.500		06/01/52	1,374,920
4,437,429	3.000		07/01/52	3,887,752
5,126,305	4.500		07/01/52	4,953,525
3,222,083	3.500		08/01/52	2,965,114
376,755	4.000		08/01/52	354,947
4,595,697	5.000		08/01/52	4,538,804
12,484,143	5.000		03/01/53	12,360,487
3,530,549	6.000		04/01/53	3,604,468
12,239,949	4.500		07/01/53	11,823,605
7,202,560	5.500		08/01/53	7,265,344
1,546,650	6.000		08/01/53	1,586,605
3,610,394	5.000		10/01/53	3,570,013
2,910,760	6.000		10/01/53	2,981,346
3,621,121	5.500		02/01/54	3,649,733
757,553	5.000		03/01/54	753,330
3,960,991	5.500		03/01/54	3,987,556

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Uniform Mortgage-Backed Security – (continued)
$ 4,444,766	5.500%		05/01/54	$4,474,355
2,981,644	6.000		06/01/54	3,047,359
5,310,698	5.500		07/01/54	5,380,281
1,862,093	4.000		02/01/55	1,747,332
5,043,059	5.500		03/01/55	5,070,690
12,537,712	4.500		05/01/55	12,202,927
10,755,046	4.000		07/01/55	10,100,630
9,502,359	5.000		10/01/55	9,415,979
5,795,232	5.000		11/01/55	5,723,359
(1 mo. USD Term SOFR + 2.030%),
4,679,292	4.673	(c)	02/01/56	4,656,910
1,278,888	5.000		02/01/56	1,263,981
4,956,664	5.000		03/01/56	4,885,931
(1 mo. USD Term SOFR + 2.060%),
5,000,000	5.036	(c)	04/01/56	5,035,480

				200,540,049

Home Equity(a)(g) – 0.1%
RCKT Mortgage Trust Series 2025-CES2, Class A1A
1,565,973	5.503		02/25/55	1,572,396

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $356,786,278)				$342,004,916

U.S. Treasury Obligations – 18.7%
U.S. Treasury Bonds
$12,000,000	1.750%		08/15/41	$7,965,469
10,000,000	2.750		08/15/42	7,583,203
3,000,000	3.125		08/15/44	2,330,625
12,750,000	3.000		11/15/44	9,674,063
2,125,000	2.500		02/15/45	1,475,879
5,000,000	2.500		02/15/46	3,414,648
38,000,000	2.750		11/15/47	26,537,656
6,000,000	3.000		02/15/48	4,376,719
22,800,000	3.125		05/15/48	16,971,750
7,000,000	2.250		08/15/49	4,303,906
10,000,000	1.375		08/15/50	4,830,859
4,000,000	1.875		11/15/51	2,168,906
U.S. Treasury Inflation-Indexed Bonds
10,121,860	0.750		02/15/42	7,831,070
U.S. Treasury Notes
3,500,000	1.500		08/15/26	3,477,277
2,000,000	2.250		02/15/27	1,976,758
6,000,000	4.500		05/15/27	6,042,281
5,000,000	3.875		10/15/27	5,000,000
6,380,000	0.625		05/15/30	5,586,737
1,000,000	3.750		06/30/30	990,938
7,350,000	3.750		08/31/31	7,238,314
5,000,000	1.375		11/15/31	4,328,711
6,000,000	1.875		02/15/32	5,310,469
15,500,000	2.875		05/15/32	14,456,172
14,000,000	2.750		08/15/32	12,911,719
10,000,000	4.125		11/15/32	9,967,578

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$14,500,000	3.500%	02/15/33	$13,904,141
23,000,000	3.375	05/15/33	21,830,234
8,000,000	4.500	11/15/33	8,129,062
9,110,000	4.250	05/15/35	9,042,031

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $253,476,544)			$229,657,175

Asset-Backed Securities – 9.8%
Automotive(a) – 0.4%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
$ 2,766,667	1.380%	08/20/27	$2,752,612
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,767,205

			5,519,817

Home Equity – 0.4%
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
78,743	4.250	09/25/33	75,746
FIGRE Trust Series 2023-HE1, Class A(a)
1,373,674	5.850	03/25/53	1,386,912
FIGRE Trust Series 2025-HE3, Class A(a)(c)(f)
1,820,169	5.560	05/25/55	1,831,119
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)(1 mo. USD Term SOFR + 0.789%)
399,379	4.444	12/25/34	395,799
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
75,545	5.640	11/25/35	75,497
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
233,240	7.490	07/25/29	229,230
Towd Point Mortgage Trust Series 2024-CES4, Class A1(a)(g)
913,861	5.122	09/25/64	912,026

			4,906,329

Manufactured Housing – 0.0%
Mid-State Trust XI Series 2011, Class A1
14,353	4.864	07/15/38	14,353

Other – 8.9%
AFN ABSPROP001 LLC Series 2019-1A, Class A1(a)
3,885,953	3.780	05/20/49	3,879,836
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(a)
4,700,000	1.937	08/15/46	4,663,771
Beacon Container Finance II LLC Series 2021-1A, Class A(a)
1,650,000	2.250	10/22/46	1,531,767
BHG Securitization Trust Series 2021-B, Class B(a)
200,912	1.670	10/17/34	200,029
CAL Funding IV Ltd. Series 2020-1A, Class A(a)
3,128,750	2.220	09/25/45	2,994,338
Chase Funding Trust Series 2002-3, Class 1A5(g)
244,435	5.907	06/25/32	241,189

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Chase Funding Trust Series 2004-1, Class 2A2(c)(1 mo. USD Term SOFR + 0.574%)
$ 1,796,213	4.229%	12/25/33	$1,758,350
CLI Funding VIII LLC Series 2022-1A, Class A(a)
2,280,133	2.720	01/18/47	2,103,684
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)
3,112,541	2.090	07/20/51	2,907,686
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(c)(1 mo. USD Term SOFR + 0.514%)
264,547	4.169	02/25/37	252,585
DB Master Finance LLC Series 2021-1A, Class A2II(a)
3,830,000	2.493	11/20/51	3,612,313
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(a)
4,000,000	1.760	04/15/49	3,918,432
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,110,000	4.118	07/25/47	6,069,354
Driven Brands Funding LLC Series 2021-1A, Class A2(a)
2,561,878	2.791	10/20/51	2,305,996
GBX Leasing LLC Series 2022-1, Class A(a)
1,411,552	2.870	02/20/52	1,338,088
Global SC Finance VII SRL Series 2020-2A, Class A(a)
2,132,619	2.260	11/19/40	2,042,433
Home Partners of America Trust Series 2019-1, Class A(a)
5,100,692	2.908	09/17/39	4,986,521
Jack in the Box Funding LLC Series 2022-1A, Class A2I(a)
3,680,000	3.445	02/26/52	3,593,916
Lendmark Funding Trust Series 2021-2A, Class A(a)
2,000,000	2.000	04/20/32	1,937,457
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)(1 mo. USD Term SOFR + 0.734%)
65,819	4.389	08/25/33	65,116
Lyra Music Assets Delaware LP Series 2024-2A, Class A2(a)
2,774,508	5.760	12/22/64	2,791,238
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(a)
1,500,000	6.270	06/17/31	1,510,534
PACEWell 5 Trust Series 2021-1, Class A(a)
1,789,035	2.628	10/10/59	1,488,196
Pear LLC Series 2023-1, Class A(a)
2,711,853	7.420	07/15/35	2,761,766
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(a)
5,000,000	5.000	09/15/48	4,975,667
Sabey Data Center Issuer LLC Series 2021-1, Class A2(a)
3,000,000	1.881	06/20/46	2,987,676
ServiceMaster Funding LLC Series 2020-1, Class A2I(a)
3,751,840	2.841	01/30/51	3,572,368
Servpro Master Issuer LLC Series 2021-1A, Class A2(a)
1,900,000	2.394	04/25/51	1,807,343
Spur Rail I LLC Series 2026-1A, Class A(a)
1,500,000	5.450	04/17/56	1,498,392
Taco Bell Funding LLC Series 2021-1A, Class A2I(a)
1,891,313	1.946	08/25/51	1,852,022

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Thrust Engine Leasing DAC Series 2021-1A, Class A(a)
$ 4,120,895	4.163%	07/15/40	$4,076,844
TIF Funding II LLC Series 2020-1A, Class A(a)
1,268,833	2.090	08/20/45	1,215,956
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(c)(f)
808,985	3.000	07/25/57	801,558
Towd Point Mortgage Trust Series 2018-2,Class A2(a)(c)(f)
5,500,000	3.500	03/25/58	5,373,971
Trinity Rail Leasing LLC Series 2019-2A, Class A2(a)
3,000,000	3.100	10/18/49	2,972,757
Trinity Rail Leasing LLC Series 2020-2A, Class A2(a)
10,315,000	2.560	11/19/50	9,947,956
Triton Container Finance VIII LLC Series 2020-1A, Class A(a)
3,283,854	2.110	09/20/45	3,090,854
Triton Container Finance VIII LLC Series 2021-1A, Class A(a)
283,958	1.860	03/20/46	262,127
Wendy’s Funding LLC Series 2021-1A, Class A2I(a)
1,189,485	2.370	06/15/51	1,100,141
Wendy’s Funding LLC Series 2025-1A, Class A2I(a)
2,992,500	5.422	12/15/55	2,949,990
Zayo Issuer LLC Series 2025-1A, Class A2(a)
1,500,000	5.648	03/20/55	1,513,230

			108,953,447

Student Loan – 0.1%
Massachusetts Educational Financing Authority Series 2018-A, Class A
577,649	3.850	05/25/33	573,872
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(a)
289,769	3.590	01/25/48	288,641

South Carolina Student Loan Corp. Series 2015-A, Class A(c)(1 mo. USD Term SOFR + 1.614%)
15,258	5.269	01/25/36	15,260

			877,773

TOTAL ASSET-BACKED SECURITIES
(Cost $122,571,765)			$120,271,719

Municipal Bond Obligations – 6.1%
Arizona(b) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$1,016,725

Arkansas(b) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 (BAM)
1,000,000	5.160	08/01/32	1,024,066

California – 1.5%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(b)(h)
5,000,000	0.000	08/01/38	3,055,957

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
$ 3,130,000	2.536%	10/01/29	$2,953,402
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,515,503
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E
1,730,000	3.223	08/01/38	1,477,013
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,183,084
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,679,382

			17,864,341

Florida(b) – 0.2%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B (AG)
1,800,000	3.223	02/01/32	1,646,029
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,364,395

			3,010,424

Hawaii – 0.2%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
2,997,907	3.242	01/01/31	2,955,591

Illinois – 0.2%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,670,606

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	835,747

Kentucky – 0.6%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	4,100,851
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(b)
2,890,000	2.750	12/01/33	2,700,038

			6,800,889

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
$ 2,085,000	2.054%	09/01/28	$1,949,422

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,750,915
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,047,884

			3,798,799

Mississippi(b) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,813,820

Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,520,370

Nebraska – 0.2%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
2,750,000	2.175	10/01/26	2,730,979

New Jersey(b) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,945,355

New York(b) – 0.4%
New York State Dormitory Authority Revenue Bonds (Taxable) Series B
1,815,000	5.228	07/01/35	1,862,275
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,623,634

			4,485,909

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(b)
2,865,000	1.880	12/01/31	2,535,764
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,453,813
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,801,365

			7,790,942

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oregon – 0.1%

Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(b)
$ 495,000	4.220%	06/30/30	$494,629

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,251,934

			1,746,563

Pennsylvania(b) – 0.3%

State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,160,652

Texas – 0.1%

Texas Water Development Board Revenue Bonds (Taxable-Master Trust) Series B
1,200,000	4.309	10/15/34	1,186,822

Washington – 0.2%

Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,923,771

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $76,990,046)			$74,231,793

U.S. Government Agency Obligation(b) – 0.2%
Federal Farm Credit Banks Funding Corp. (Cost $2,308,436)
$ 3,000,000	1.730%	10/26/35	$2,311,687

Shares	Dividend Rate		Value

Investment Company – 1.0%
State Street Institutional US Government Money Market Fund – Premier Class
12,221,190	3.596%		$12,221,190
(Cost $12,221,190)

TOTAL INVESTMENTS – 99.5%
(Cost $1,289,309,076)			$1,220,462,496

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			6,453,296

NET ASSETS – 100.0%			$1,226,915,792

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Security with “Call” features with resetting interest rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2026.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2026. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
GO	—GeneralObligation
PLC	—PublicLimited Company
Q-SBLF	—QualifiedSchool Bond Loan Fund
REMICS	—RealEstate Mortgage Investment Conduit
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 Year
SOFR	—SecuredOvernight Financing Rate

20	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 46.2%
U.S. Treasury Bills(a)
$1,000,000	0.000%	06/04/26	$981,926
500,000	0.000	07/09/26	496,245
600,000	0.000	10/01/26	589,064

U.S. Treasury Notes
500,000	3.750	08/31/26	499,688
300,000	1.250	11/30/26	295,772
1,000,000	1.750	12/31/26	980,781
600,000	1.500	01/31/27	590,121
800,000	2.375	03/31/29	766,313
2,500,000	2.625	07/31/29	2,400,879
300,000	1.625	08/15/29	278,930
700,000	3.875	09/30/29	698,359
350,000	4.125	10/31/29	351,928
600,000	3.875	11/30/29	598,359
2,800,000	3.875	12/31/29	2,791,578
600,000	4.125	03/31/31	602,438

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,942,672)			$12,922,381

Mortgage-Backed Obligations – 42.7%
Collateralized Mortgage Obligations – 28.2%
Banc of America Funding Trust Series 2004-A, Class 1A3(b)(c)
$ 510	6.620%	09/20/34	$522

Banc of America Mortgage Trust Series 2003-J, Class 2A1(b)(c)
34,142	5.109	11/25/33	30,066

Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(b)(c)(d)
225,856	1.747	09/25/51	207,121

Bear Stearns ARM Trust Series 2004-9, Class 24A1(b)(c)
5,420	4.781	11/25/34	4,847

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(b)(c)(d)
39,221	0.970	03/25/60	38,732

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(b)(c)
7,607	4.924	09/25/34	6,907

CSMC Trust Series 2021-NQM5, Class A1(b)(c)(d)
244,050	0.938	05/25/66	201,601

Federal Home Loan Mortgage Corp. REMICS Series 2022, Class PE
660	6.500	01/15/28	666

Federal Home Loan Mortgage Corp. REMICS Series 2109, Class PE
3,633	6.000	12/15/28	3,695

Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
454,198	1.500	04/25/49	395,598

Federal Home Loan Mortgage Corp. REMICS Series 5208, Class MA
448,172	2.500	06/25/43	424,947

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal Home Loan Mortgage Corp. REMICS Series 5340, Class HM
$ 420,047	5.500%	04/25/48	$421,802

Federal National Mortgage Association REMICS Series 2003-117, Class KB
110,004	6.000	12/25/33	113,546

Federal National Mortgage Association REMICS Series 2010-109, Class M
154,569	3.000	09/25/40	151,076

Federal National Mortgage Association REMICS Series 2012-100, Class WA
33,281	1.500	09/25/27	32,791

Federal National Mortgage Association REMICS Series 2012-110, Class CA
139,535	3.000	10/25/42	128,197

Federal National Mortgage Association REMICS Series 2012-118, Class EB
28,605	1.500	11/25/27	28,179

Federal National Mortgage Association REMICS Series 2013-16, Class FY(b)(1 mo. USD Term SOFR + 0.464%)
716,616	4.110	03/25/43	702,868

Federal National Mortgage Association REMICS Series 2013-6, Class BE
7,362	2.000	12/25/42	7,331

Federal National Mortgage Association REMICS Series 2013-74, Class YA
93,283	3.000	05/25/42	90,918

Federal National Mortgage Association REMICS Series 2015-15, Class CA
196,105	3.500	04/25/35	191,019

Federal National Mortgage Association REMICS Series 2015-19, Class CA
12,835	3.500	01/25/43	12,792

Federal National Mortgage Association REMICS Series 2015-2, Class PA
78,499	2.250	03/25/44	75,462

Federal National Mortgage Association REMICS Series 2016-104, Class BA
129,715	3.000	01/25/47	124,379

Federal National Mortgage Association REMICS Series 2016-53, Class BV
157,311	3.500	11/25/27	156,731

Federal National Mortgage Association REMICS Series 2016-96, Class A
154,922	1.750	12/25/46	143,210

Federal National Mortgage Association REMICS Series 2017-7, Class JA
125,326	2.000	02/25/47	104,304

Federal National Mortgage Association REMICS Series 2019-10, Class PT
156,519	3.500	03/25/49	151,313

The accompanying notes are an integral part of these financial statements.	21

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association REMICS Series 2020-35, Class MA
$ 190,495	2.000%	12/25/43	$181,453

Federal National Mortgage Association REMICS Series 2020-45, Class CB
320,541	2.000	02/25/44	304,614

Federal National Mortgage Association REMICS Series 2020-56, Class AH
324,232	2.000	05/25/45	303,817

Federal National Mortgage Association REMICS Series 2025-82, Class AE
389,841	4.750	08/25/52	387,933

GCAT Trust Series 2021-NQM6, Class A1(b)(c)(d)
240,112	1.855	08/25/66	220,215

Government National Mortgage Association REMICS Series 2010-14, Class PA
1,571	3.000	02/20/40	1,559

Government National Mortgage Association REMICS Series 2013-14, Class AP
540,564	1.750	12/20/42	480,867

Government National Mortgage Association REMICS Series 2013-188, Class LE
329,005	2.500	11/16/43	308,983

Government National Mortgage Association REMICS Series 2014-131, Class DM
25,711	3.000	02/20/44	25,445

Government National Mortgage Association REMICS Series 2015-65, Class BD
164,747	2.250	05/20/45	147,155

Government National Mortgage Association REMICS Series 2015-94, Class AT
139,568	2.250	07/16/45	126,204

Government National Mortgage Association REMICS Series 2019-11, Class MA
85,972	3.000	01/20/47	82,417

Government National Mortgage Association REMICS Series 2019-21, Class MA
179,127	3.500	09/20/47	173,223

Government National Mortgage Association REMICS Series 2023-49, Class A
242,569	4.500	07/20/48	240,502

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(b)(c)(d)
60,917	1.382	09/27/60	58,184

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(b) (1 mo. USD Term SOFR + 0.554%)
36,647	4.209	05/25/35	29,835

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(b)(c)
109,165	4.475	01/25/36	101,960

Impac CMB Trust Series 2003-2F, Class A(e)
15,295	5.730	01/25/33	15,423

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Impac Secured Assets Trust Series 2006-1, Class 2A1(b)(1 mo. USD Term SOFR + 0.814%)
$ 65,560	4.469%	05/25/36	$62,373

IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(b)(c)
22,874	5.253	10/25/34	21,655

JPMorgan Mortgage Trust Series 2016-4, Class A3(b)(c)(d)
78,407	3.500	10/25/46	71,763

Lehman XS Trust Series 2005-7N, Class 1A1A(b)(1 mo. USD Term SOFR + 0.654%)
46,006	4.309	12/25/35	44,065

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(b)(c)
15,249	6.045	04/21/34	15,067

MFA Trust Series 2021-NQM1, Class A1(b)(c)(d)
105,691	1.153	04/25/65	99,497

MFA Trust Series 2021-NQM2, Class A1(b)(c)(d)
158,559	1.029	11/25/64	142,836

MortgageIT Trust Series 2005-1, Class 1A1(b)(1 mo. USD Term SOFR + 0.754%)
59,664	4.409	02/25/35	59,475

MortgageIT Trust Series 2005-1, Class 1A2(b)(1 mo. USD Term SOFR + 0.894%)
51,320	4.549	02/25/35	51,188
OBX Trust Series 2025-NQM4, Class A1(d)(e)
1	5.400	02/25/55	1

RALI Trust Series 2004-QA4, Class NB21(b)(c)
5,730	5.323	09/25/34	5,569

Sequoia Mortgage Trust Series 2003-2, Class A1(b)(1 mo. USD Term SOFR + 0.774%)
1,937	4.436	06/20/33	1,931

Sequoia Mortgage Trust Series 2010, Class 1A(b)(1 mo. USD Term SOFR + 0.914%)
1,455	4.576	10/20/27	1,361

Vendee Mortgage Trust Series 1996-2, Class 1Z
1,714	6.750	06/15/26	1,711

Verus Securitization Trust Series 2021-2, Class A1(b)(c)(d)
182,276	1.031	02/25/66	166,900

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,244,568)			$7,885,801

Commercial Mortgage Obligations – 4.0%
Government National Mortgage Association REMICS Series 2018-170, Class V
199,358	3.250	10/16/35	186,673

Government National Mortgage Association REMICS Series 2022-196, Class AB
415,291	3.250	04/16/54	385,712

Government National Mortgage Association REMICS Series 2022-199, Class A
585,218	3.250	02/16/54	547,163

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,114,133)			$1,119,548

22	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 10.5%
Federal Home Loan Mortgage Corp.
$ 763	5.000%		05/01/27	$764
21,205	2.500		04/01/28	20,955

(RFUCC 1 yr. Treasury + 1.600%),
89,886	6.277	(b)	07/01/45	93,049

(RFUCC 1 yr. Treasury + 1.576%),
39,669	6.224	(b)	07/01/46	40,992

Federal National Mortgage Association
17,075	3.500		10/01/26	17,019
20,979	3.500		12/01/27	20,859
40,303	2.500		03/01/28	39,706
90,621	2.500		05/01/28	89,202
28,617	3.000		05/01/28	28,371
62,935	2.500		07/01/28	61,840
43,202	3.000		09/01/28	42,688
42,052	2.500		01/01/30	41,184
89,338	3.500		10/01/32	87,287
190,580	3.000		08/01/33	181,581

(RFUCC 1 yr. Treasury + 1.599%),
18,230	5.990	(b)	12/01/45	18,842

Government National Mortgage Association,

(1 yr. CMT + 1.500%)
49	5.375	(b)	08/20/26	49
506	5.625	(b)	01/20/28	505
482,959	4.500	(b)	08/20/55	482,506

Uniform Mortgage-Backed Security
11,109	3.000		11/01/26	11,059
2,748	3.000		12/01/26	2,736
79,920	2.000		01/01/31	77,177
1,301	7.000		11/01/31	1,372
63,777	5.000		02/01/32	64,232
40,839	6.000		07/01/33	41,664
202,286	3.500		07/01/34	196,499
132,820	3.500		08/01/35	128,637
701,237	3.500		08/01/42	663,673

(1 mo. USD Term SOFR + 2.196%),
487,866	4.261	(b)	09/01/55	478,764

				2,933,212

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $12,342,934)				$11,938,561

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Government Agency Obligation(f) – 1.8%
Federal Home Loan Banks (Cost $500,000)
$ 500,000	4.250%		03/28/30	$498,548

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $500,000)				$498,548

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – 0.9%
Home Equity(d) – 0.5%

Terwin Mortgage Trust Series 2004-7HE, Class A3(1 mo. USD Term SOFR + 1.514%)
$ 99,211	5.169%	07/25/34	$98,035

Terwin Mortgage Trust Series 2004-9HE, Class A1(1 mo. USD Term SOFR + 0.914%)
40,121	4.569	09/25/34	38,348

			136,383

Other – 0.4%

Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4(1 mo. USD Term SOFR + 1.014%)
111,391	4.669	11/25/34	109,818

TOTAL ASSET-BACKED SECURITIES
(Cost $223,905)			$246,201

Shares	Dividend Rate		Value

Investment Company – 8.4%

State Street Institutional US Government Money Market Fund – Premier Class
2,354,693	3.596%		$2,354,693
(Cost $2,354,693)

TOTAL INVESTMENTS – 100.0%
(Cost $28,364,204)			$27,960,384

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			10,895

NET ASSETS – 100.0%			$27,971,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2026.

(c)	Rate shown is that which is in effect on April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2026. Maturity date disclosed is the ultimate maturity.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
REMICS	—RealEstate Mortgage Investment Conduit
RFUCC	—RefinitiveUSD IBOR Consumer Cash Fallbacks 1 Year
SOFR	—SecuredOvernight Financing Rate

The accompanying notes are an integral part of these financial statements.	23

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 98.4%
Alabama(a) – 3.1%
Alabama Housing Finance Authority Revenue Bonds Series C (FHLMC/FNMA/GNMA) (NR/Aa1)
$ 530,000	3.750%	04/01/35	$532,384
545,000	3.800	10/01/35	543,547
560,000	3.900	04/01/36	560,044
450,000	3.950	10/01/36	450,146
590,000	4.000	04/01/37	591,181
505,000	4.000	10/01/37	506,268
Southeast Energy Authority A Cooperative District Revenue Bonds Series 2025 C (NR/Aa1)(b)(c)
5,000,000	5.000	05/01/55	5,322,798
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
2,255,000	5.000	12/01/31	2,436,210

			10,942,578

Alaska(a) – 0.0%
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)
80,000	5.000	03/01/27	80,114

Arizona(a) – 2.1%
Arizona Health Facilities Authority Revenue Bonds Series 2015 C (AA+/NR)(b)(c)
5,000,000	3.350	01/01/46	5,000,000
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A+/NR)
2,285,000	4.000	11/01/39	2,288,579

			7,288,579

Arkansas(a) – 1.0%
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
250,000	2.400	09/01/27	244,603
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
675,000	3.000	11/01/30	668,819
University of Central Arkansas Revenue Bonds (Refunding) Series 2026 A (BAM) (AA/A2)
1,410,000	4.000	11/01/35	1,444,971
1,000,000	4.000	11/01/36	1,019,376

			3,377,769

Colorado – 4.1%
Adams & Weld Counties CO School District No. 27J Brighton GO Bonds Series 2017 (AA/Aa2)(a)
2,055,000	5.000	12/01/42	2,094,030
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	553,591
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750	11/15/41	556,247
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/Aa3)(a)
1,770,000	5.000	12/01/44	1,771,133

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Grand County CO Certificates of Participation Series 2025 (AA-/NR)(a)
$ 500,000	5.000%	12/01/39	$553,669
830,000	5.000	12/01/41	908,400
525,000	5.000	12/01/42	571,293
640,000	5.000	12/01/44	685,666
Grand River Hospital District GO Bonds Series 2026 (AG) (AA/A1)(a)
920,000	6.000	12/01/38	1,098,017
850,000	6.000	12/01/39	1,007,391
1,000,000	6.000	12/01/40	1,178,255
Thornton Development Authority Tax Allocation (Refunding) Series 2025 (East 144th Avenue & I-25 Project) (A+/NR)
1,505,000	5.000	12/01/32	1,654,017
1,605,000	5.000	12/01/33	1,774,394

			14,406,103

Connecticut – 0.6%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa2)
330,000	5.000	11/15/27	337,513
450,000	5.000	11/15/28	466,782
450,000	5.000	11/15/29	472,450
385,000	5.000	11/15/30	408,239
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
500,000	2.090	05/15/26	499,677

			2,184,661

Florida – 5.7%
City of Pensacola FL Airport Revenue Bonds Series 2025 (AMT) (A+/NR)(a)
750,000	5.250	10/01/36	846,408
655,000	5.250	10/01/37	734,438
750,000	5.250	10/01/38	835,909
750,000	5.250	10/01/39	831,216
1,125,000	5.250	10/01/40	1,239,751
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000	09/01/28	651,476
Florida State Housing Finance Corp. Revenue Bonds Series 1 (FHLMC/FNMA/GNMA) (NR/Aaa)
535,000	2.000	07/01/27	525,171
495,000	2.050	01/01/28	483,161
515,000	2.100	07/01/28	500,271
520,000	2.125(a)	01/01/29	504,130
Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa2)(a)
2,015,000	5.000	10/01/30	2,018,204
Hillsborough County Industrial Development Authority Revenue Bonds (Refunding – Baycare Health System) Series 2024 (NR/Aa2)(a)(b)(c)
3,000,000	3.300	11/15/54	3,000,000

24	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Series A (AG) (AA/NR)
$ 850,000	5.000%	03/01/34	$950,400
755,000	5.000	03/01/35	840,703
500,000	5.000(a)	03/01/36	550,060
St. Johns County FL School Board Certificates of Participation Series 2024 A (AG) (AA/NR)(a)
1,200,000	5.000	07/01/40	1,309,084
Village Community Development District No. 10 (Refunding) Series 2023 (AG) (AA/NR)(a)
2,525,000	5.000	05/01/41	2,688,772
1,200,000	5.000	05/01/42	1,270,932

			19,780,086

Georgia – 2.3%
Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)(a)
3,000,000	5.000	07/15/40	3,044,528
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A+/NR)(a)
1,700,000	4.000	02/15/39	1,686,119
Milledgeville & Baldwin County Development Authority Revenue Bonds (Refunding) Series 2021 (AA-/NR)
500,000	5.000	06/15/31	552,919
Municipal Electric Authority of Georgia GA Revenue Bonds (Refunding-Project One Subordinated) Series B (BAM) (AA/A2)(a)
2,375,000	5.250	01/01/38	2,674,011

			7,957,577

Idaho(a) – 0.3%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500	03/01/37	1,113,965

Illinois – 6.8%
Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000	01/01/34	1,094,089
1,000,000	5.000	01/01/35	1,097,942
Chicago O’Hare International Airport Revenue Bonds Series A (AMT) (A+/NR)(a)
1,000,000	5.250	01/01/41	1,072,150
Governors State University Revenue Bonds (Refunding) Series 2021 (BAM) (AA/NR)(a)
805,000	4.000	10/01/34	806,357
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000	06/01/42	799,235
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (BAM) (AA/NR)(a)
2,525,000	5.000	12/01/37	2,682,666
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	501,664
515,000	4.000	12/15/35	520,265
535,000	4.000	12/15/36	538,964
555,000	4.000	12/15/37	557,161

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
St. Clair County IL School District No. 118 Belleville GO Bonds Series 2025 (BAM) (AA/NR)(a)
$ 1,000,000	5.500%	12/01/37	$1,136,075
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 (BAM) (AA/A1)(a)
860,000	4.000	12/01/38	866,386
Taylorville Community Unit School District No. 3 GO Bonds Series 2025 (BAM) (AA/NR)
880,000	5.000	12/01/34	982,484
675,000	5.000(a)	12/01/35	755,455
600,000	5.000(a)	12/01/36	664,293
775,000	5.000(a)	12/01/37	852,966
825,000	5.000(a)	12/01/38	905,470
875,000	5.000(a)	12/01/39	956,072
Village of Oswego IL GO Bonds Series A (NR/Aa2)(a)
1,555,000	5.000%	12/15/39	1,693,255
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,825,000	4.000	12/01/38	1,837,000
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
905,000	5.000	12/30/28	949,422
960,000	5.000	12/30/29	1,022,523
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (BAM) (AA/NR)(a)
700,000	4.000	12/01/31	721,254
725,000	4.000	12/01/33	741,318

			23,754,466

Indiana – 7.4%
Avon Redevelopment Authority Revenue Bonds Series 2025 (AA/NR)(a)
1,005,000	4.000	02/01/37	1,020,074
1,050,000	4.000	02/01/38	1,063,679
1,050,000	4.000	02/01/39	1,056,880
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000	01/15/42	1,220,617
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A/NR)(a)
585,000	3.000	07/15/33	555,244
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series B (A/NR)(a)
585,000	3.000	07/15/33	555,244
Hobart Building Corp. Revenue Bonds Series A (AA+/NR)(a)
600,000	5.000	07/15/35	661,980
450,000	5.000	01/15/37	491,981
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000	07/01/31	841,902
700,000	4.000(a)	07/01/32	708,543
700,000	4.000(a)	07/01/36	691,586
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000	02/01/38	1,551,701
1,505,000	5.000	02/01/39	1,616,955
1,200,000	5.000	02/01/40	1,282,509

The accompanying notes are an integral part of these financial statements.	25

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bonds (Refunding-Hendricks Regional Health) Series 2024 (A-/A3)(a)
$ 1,000,000	5.000%	03/01/35	$1,099,084
1,420,000	5.000	03/01/36	1,548,254
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250	07/15/40	1,291,698
1,685,000	5.500	07/15/40	1,868,966
Martinsville Redevelopment Authority Series 2021 (BAM) (AA/NR)(a)
565,000	3.000	08/01/33	544,242
400,000	3.000	08/01/35	376,459
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
485,000	4.000	08/01/32	497,100
Sunman-Dearborn High School Building Corp. Revenue Bonds Series 2024 (AA+/NR)(a)
1,000,000	5.000	07/15/38	1,091,075
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000	07/15/31	512,950
500,000	5.000	07/15/32	512,300
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000	08/01/33	1,606,321
1,670,000	3.000	08/01/34	1,647,083

			25,914,427

Iowa – 1.4%
City of Bondurant IA GO Bonds Series A (AG) (AA/A1)(a)
600,000	5.000	06/01/36	648,722
630,000	5.000	06/01/37	678,007
665,000	5.000	06/01/38	712,217
430,000	5.000	06/01/40	455,890
Iowa Student Loan Liquidity Corp. Revenue Bonds Series B (AMT) (AA/NR)
825,000	5.000	12/01/33	880,235
815,000	5.000	12/01/34	865,640
635,000	5.000	12/01/35	669,202

			4,909,913

Kansas(a) – 3.3%
Arkansas City Cowley County Unified School District No. 470 GO Bonds (Refunding) Series 2026 (BAM) (AA/NR)
1,000,000	5.000	09/01/39	1,103,360
1,280,000	5.000	09/01/40	1,404,391
1,375,000	5.000	09/01/41	1,502,313
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)
1,000,000	5.000	09/01/40	1,102,148
County of Finney KS GO Bonds Series 2026 A (BAM) (AA/Aa3)
2,000,000	5.000	10/01/42	2,177,044
County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)
1,455,000	5.250	12/01/39	1,638,250

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – (continued)
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2026 (BAM) (AA/A1)
$ 1,345,000	5.000%		07/01/38	$1,497,750
835,000	5.000		07/01/39	924,068

				11,349,324

Kentucky – 4.3%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,795,952
855,000	5.000		07/01/31	912,109
1,275,000	5.000	(a)	07/01/32	1,366,768
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/Aa3)(a)
1,925,000	4.125		03/01/39	1,955,847
Kentucky KY Public Energy Authority Revenue Bonds (Refunding) Series 2025 A (NR/A1)(a)
500,000	5.000		06/01/28	515,828
1,000,000	5.000		12/01/28	1,040,392
700,000	5.000		06/01/29	728,807
1,000,000	5.000		12/01/29	1,046,814
Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(b)(c)
3,000,000	5.000		05/01/55	3,149,941
Shelby County Public School District GO Bonds Series 2025 (NR/Aa2)(a)
2,345,000	4.000		11/01/41	2,336,660

				14,849,118

Louisiana(a) – 2.2%
City of Shreveport LA GO Bonds Series 2024 (AG) (AA/Baa3)
500,000	5.000		03/01/36	561,292
500,000	5.000		03/01/37	557,625
825,000	5.000		03/01/38	913,964
East Ouachita Parish School District GO Bonds Series 2025 (AA-/NR)
595,000	5.250		03/01/36	682,148
600,000	5.250		03/01/38	679,382
600,000	5.250		03/01/39	675,064
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)
695,000	5.000		10/01/35	769,689
545,000	5.000		10/01/36	598,501
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 (AG) (AA/NR)
800,000	5.000		04/01/48	825,485
Rapides Parish School District No. 52 Pineville GO Bonds Series 2025 (BAM) (AA/NR)
660,000	5.250		03/01/36	756,124
500,000	5.250		03/01/37	569,102

				7,588,376

Maine(a) – 1.6%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)
1,150,000	4.000		07/01/37	1,150,247

26	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine(a) – (continued)
Maine State Housing Authority Mortgage Purchase Revenue Bonds (Refunding) Series D (AA+/Aa1)
$ 1,900,000	4.050%	11/15/37	$1,910,679
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)
840,000	2.150	11/15/29	806,516
870,000	2.250	11/15/30	821,401
905,000	2.350	11/15/31	838,073

			5,526,916

Massachusetts – 0.6%
Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
550,000	4.250	07/01/32	556,163
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850	06/01/32	844,139
710,000	1.900	12/01/32	618,520

			2,018,822

Michigan – 4.2%
Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000	01/01/38	543,647
500,000	5.000	01/01/39	540,892
500,000	5.000	01/01/40	535,980
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000	05/01/26	500,000
Grand Rapids MI Public Schools GO Bonds Series 2024 (AG) (AA/NR)(a)
875,000	5.000	05/01/37	969,892
750,000	5.000	05/01/38	827,413
775,000	5.000	05/01/40	847,170
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000	07/01/30	465,296
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000	07/01/31	396,436
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000	05/01/31	1,351,272
Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (NR/A2)(a)
5,000,000	5.000	11/15/41	5,029,857
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)(a)
470,000	2.550	04/01/28	466,132
410,000	2.600	10/01/28	406,204
North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
425,000	5.000	05/01/36	476,102
200,000	5.000	05/01/38	221,820
315,000	5.000	05/01/40	346,628
580,000	5.000	05/01/44	623,530

			14,548,271

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
$ 1,265,000	5.000%		04/01/35	$1,266,958
Minnesota State Housing & Finance Agency Revenue Bonds Series A (FHLMC/FNMA/GNMA) (AA+/Aa1)
230,000	1.700		07/01/26	229,110

				1,496,068

Mississippi – 2.2%
City of Gulfport MS Revenue Bonds (Memorial Hospital at Gulfport Project) Series 2025 (NR/Baa2)
300,000	5.000		07/01/35	328,697
325,000	5.250	(a)	07/01/36	360,011
375,000	5.250	(a)	07/01/37	413,944
500,000	5.250	(a)	07/01/38	549,874
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	303,077
400,000	5.000		11/01/30	403,764
500,000	5.000		11/01/31	504,202
400,000	5.000		11/01/32	402,945
Mississippi State Home Corp. Revenue Bonds Series 2022 (FHLMC/FNMA/GNMA) (NR/Aa1)
720,000	1.800		06/01/30	663,021
690,000	1.850		12/01/30	630,327
1,000,000	1.950	(a)	06/01/31	908,703
Warren MS Certificates of Participation Series 2023 (BAM) (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,140,916
1,000,000	6.000		09/01/40	1,135,119

				7,744,600

Missouri – 2.2%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000		11/15/45	3,001,556
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	864,361
1,825,000	4.000		04/01/29	1,866,768
810,000	4.000		04/01/30	830,768
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series F (FHMLC/FNMA/GNMA) (AA+/NR)(a)
1,170,000	4.050		05/01/36	1,181,231

				7,744,684

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	28,715

The accompanying notes are an integral part of these financial statements.	27

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – 2.1%
Casino Reinvestment Development Authority, Inc. Revenue Bonds Series B (AG) (AA/A1)(a)
$ 500,000	5.000%		11/01/35	$561,201
500,000	5.000		11/01/36	557,318
750,000	5.000		11/01/37	831,312
715,000	5.000		11/01/38	788,088
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	592,678
New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	3,005,267
1,000,000	5.000		12/01/33	1,074,404

				7,410,268

New Mexico – 0.5%
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (FHLMC/FNMA/GNMA) (NR/Aa1)
775,000	1.900		03/01/31	705,566
520,000	2.050	(a)	03/01/32	469,418
585,000	2.100	(a)	09/01/32	524,870

				1,699,854

New York(a) – 2.1%
New York City Municipal Water Finance Authority Revenue Bonds Series 2013 AA2 (AA+/Aa1)(b)(c)
5,000,000	3.400		06/15/50	5,000,000
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	798,674
915,000	2.850		12/01/33	812,232
940,000	3.000		12/01/34	826,709

				7,437,615

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (FHLMC/FNMA/GNMA) (AA+/Aa1)
585,000	3.200		01/01/29	587,236

Ohio – 3.4%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
960,000	4.000		12/01/31	964,083
Akron OH GO Bonds (Refunding) Series 2015 (A+/NR)(a)
545,000	5.000		12/01/26	545,849
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)(d)
110,000	5.000		12/01/27	113,868
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	626,911
675,000	3.000		12/01/33	644,359
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
325,000	2.000		11/15/31	290,744
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	630,559
500,000	4.000		12/01/29	500,386

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio Housing Finance Agency Revenue Bonds Series 2025 A (FHLMC/FNMA/GNMA) (NR/Aa1)
$ 500,000	6.000%	09/01/31	$575,704
Polaris Career Center Certificate of Participation (Refunding) Series 2025 (NR/Aa3)(a)
500,000	5.000	11/01/38	543,853
500,000	5.000	11/01/39	541,241
Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000	12/01/36	2,541,255
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
325,000	2.000	11/15/31	291,799
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000	06/01/36	701,474
Youngstown State OH University Revenue Bonds Series 2025 (BAM) (AA/A2)(a)
505,000	5.000	12/15/36	557,575
535,000	5.000	12/15/37	584,748
1,085,000	5.000	12/15/38	1,179,478

			11,833,886

Oklahoma – 2.8%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000	12/01/28	1,377,100
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000	09/01/36	2,031,778
McCurtain County Educational Facilities Authority Revenue Bonds (Broken Bow Public Schools Project) Series 2026 (A-/NR)(a)
1,000,000	5.000	09/01/38	1,093,196
1,000,000	5.000	09/01/39	1,082,960
Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
2,580,000	5.000	09/01/42	2,725,368
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(d)
25,000	4.000	07/01/28	25,789
Tulsa County Home Finance Authority Revenue Bonds Series A (GNMA) (NR/Aa1)(a)
1,390,000	5.000	07/01/40	1,461,767

			9,797,958

Pennsylvania – 8.9%
Berwick Area School District GO Bonds Series 2021 (BAM) (AA/NR)(a)
345,000	3.000	11/15/34	332,408
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,010,306

28	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (BAM) (AA/Aa3)(a)
$ 500,000	5.000%		04/01/38	$538,924
Clarion County Industrial Development Authority Revenue Bonds (Refunding-Clarion University Foundation, Inc.) Series 2025 (BAM) (AA/A1)
530,000	5.000		07/01/31	574,243
555,000	5.000		07/01/32	607,166
580,000	5.000		07/01/33	639,455
460,000	5.000		07/01/34	510,176
Coatesville School District GO Bonds Series 2025 (AG) (AA/Aa3)(a)
1,000,000	5.250		11/15/40	1,097,014
1,000,000	5.250		11/15/41	1,097,157
Monessen School District PA GO Bonds (Refunding) Series 2025 (BAM) (AA/NR)(a)
660,000	5.000		06/01/35	725,140
805,000	5.000		06/01/39	872,579
845,000	5.000		06/01/40	911,543
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
525,000	5.000		06/01/27	532,196
525,000	5.000		06/01/28	539,594
535,000	5.000		06/01/29	555,590
425,000	5.000		06/01/30	445,814
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (AAA/Aa2)
500,000	5.000		06/01/26	500,654
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000		08/15/42	469,716
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	751,744
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355		12/01/26	332,120
350,000	2.633		12/01/29	332,311
Pittsburgh School District GO Bonds Series 2025 (BAM) (AA/A1)(a)
1,845,000	4.050		09/01/40	1,863,363
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AG) (AA/A1)(a)
800,000	5.000		09/01/40	873,991
1,750,000	5.000		09/01/41	1,908,727
Shikellamy School District PA GO Bonds Series 2020 (BAM) (AA/NR)(a)
1,945,000	2.000		09/01/28	1,867,831
1,610,000	2.000		09/01/29	1,513,395
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	232,833
225,000	5.000		05/01/29	236,408
400,000	5.000		05/01/30	425,902
375,000	5.000		05/01/31	403,623
325,000	4.000	(a)	05/01/32	326,174
325,000	4.000	(a)	05/01/33	325,227
300,000	4.000	(a)	05/01/34	298,776

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Steel Valley School District GO Bonds Series 2024 (BAM) (AA/Aa3)(a)
$ 850,000	5.000%		11/01/37	$923,919
Steel Valley School District GO Bonds Series 2024 (BAM) (AA/Aa3)(a) (continued)
1,695,000	5.000		11/01/38	1,842,378
650,000	5.000		11/01/39	703,123
840,000	5.000		11/01/40	900,067
885,000	5.000		11/01/41	941,213
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
520,000	4.000		07/01/27	526,561
400,000	5.000	(a)	07/01/28	409,010
500,000	4.000	(a)	07/01/33	501,883
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	643,449

				31,043,703

Rhode Island – 1.9%
Rhode Island Health & Educational Building Corp. Revenue Bonds Series G (BAM) (AA/Aa3)(a)
1,350,000	5.250		05/15/40	1,491,297
Rhode Island Providence Public Building Authority Revenue Bonds (Capital Improvement Program) Series A (AG) (AA/A1)(a)
1,100,000	5.250		09/15/40	1,220,689
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)(a)
2,025,000	2.100		04/01/32	1,839,513
Rhode Island Student Loan Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
750,000	5.000		12/01/31	803,809
500,000	5.000		12/01/32	534,547
750,000	5.000		12/01/33	801,733

				6,691,588

South Carolina – 1.0%
Florence County School District No. 3 Revenue Bonds Series 2025 (NR/A3)
565,000	5.000		12/01/33	629,023
590,000	5.000		12/01/34	659,176
620,000	5.000	(a)	12/01/35	688,052
1,300,000	5.000	(a)	12/01/36	1,428,203

				3,404,454

South Dakota(a) – 0.9%
Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)
1,745,000	5.000		08/01/38	1,928,127
South Dakota Health & Educational Facilities Authority Revenue Bonds Series 2026 (NR/A1)
665,000	5.000		09/01/41	724,806
400,000	5.000		09/01/42	433,083

				3,086,016

The accompanying notes are an integral part of these financial statements.	29

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – 0.9%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds Series 2024 (A/NR)(a)
$ 500,000	5.250%		12/01/40	$553,960
800,000	5.250		12/01/41	883,345
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	521,411
600,000	5.000	(a)	07/01/29	624,116
500,000	5.000	(a)	07/01/30	519,488
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	125,008

				3,227,328

Texas – 12.1%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000		08/15/39	1,307,734
1,000,000	5.000		08/15/40	1,084,879
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000		12/01/32	488,827
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,374,819
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (BAM) (AA/NR)(a)
500,000	5.000		09/01/42	527,235
City of Houston TX Airport System Revenue Bonds (Refunding) Series A (AMT) (A+/NR)(a)
500,000	5.250		07/01/36	567,087
500,000	5.250		07/01/37	562,597
500,000	5.250		07/01/38	558,847
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,060,841
900,000	5.000		07/01/30	969,175
1,200,000	5.000		07/01/31	1,306,132
City of Seguin TX GO Bonds Series 2026 (AA/NR)(a)
530,000	5.250		09/01/39	604,235
500,000	5.250		09/01/40	567,246
1,000,000	5.250		09/01/42	1,123,903
2,225,000	5.250		09/01/43	2,487,246
500,000	5.250		09/01/44	554,443
City of Weslaco TX GO Bonds Series 2025 (BAM) (AA/NR)(a)
670,000	5.000		02/15/38	737,515
670,000	5.000		02/15/39	731,783
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000		08/15/34	1,296,285
860,000	5.000		08/15/35	939,746
975,000	5.000		08/15/36	1,056,717
Collin County TX Municipal Utility District No. 2 GO Bonds Series 2024 (BAM) (AA/Baa1)(a)
1,675,000	4.000		09/01/35	1,702,078

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
County of Hidalgo TX GO Bonds Series 2025 (AA-/Aa2)(a)
$ 1,085,000	5.000%		08/15/38	$1,208,477
Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (AA-/A1)(a)
1,000,000	5.000		11/01/39	1,095,267
Dallas Fort Worth International Airport Revenue Bonds Series A-1 (AMT) (AA-/A1)(a)
3,750,000	5.250		11/01/38	4,156,692
Dallas Metrocare Services Revenue Bonds Series 2025 (NR/Aa3)
500,000	5.000		11/01/34	565,134
500,000	5.000		11/01/35	567,557
525,000	5.000	(a)	11/01/36	586,677
590,000	5.000	(a)	11/01/38	651,054
Greenville TX Electric System Revenue Bonds Series 2022 (BAM) (AA/NR)(a)
1,000,000	5.000		02/15/47	1,029,695
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (BAM) (AA/NR)(a)
970,000	4.000		03/01/33	1,000,411
Harrisburg Redevelopment Authority Tax Allocation Series 2025 (AG) (AA/A1)(a)
500,000	5.000		09/01/35	558,242
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,868,823
North Texas Higher Education Authority, Inc. Revenue Bonds Series A (AMT) (AA/NR)
1,000,000	5.000		06/01/33	1,067,442
Northampton Municipal Utility District GO Bonds Series 2025 (BAM) (AA/A2)(a)
535,000	5.000		03/01/33	565,063
565,000	5.000		03/01/34	595,751
595,000	4.000		03/01/35	602,865
625,000	4.000		03/01/36	629,147
655,000	4.000		03/01/37	657,084
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A/NR)
1,550,000	6.000		06/01/34	1,748,839
1,655,000	4.000(a)		06/01/35	1,677,894

				42,441,484

Utah(a) – 0.1%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A1)
500,000	5.000		07/01/34	510,985

Vermont – 0.7%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
780,000	5.000		06/15/27	791,167
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
400,000	5.000		06/15/26	400,772
Vermont Student Assistance Corp. Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	414,355
455,000	5.000		06/15/30	477,778
475,000	5.000		06/15/31	502,444

				2,586,516

30	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AG) (AA/NR)
$ 1,000,000	5.250%		07/01/43	$1,089,250
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150		11/01/48	2,556,637

				3,645,887

Washington(a) – 0.8%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600		06/01/26	900,115
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000		05/01/37	1,517,209
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A3)
150,000	5.000		10/01/30	157,105
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
275,000	3.450		12/01/30	275,012

				2,849,441

Wisconsin – 3.2%
County of Milwaukee WI Airport Revenue Bonds Series A (AMT) (NR/A1)
1,010,000	5.000		12/01/31	1,101,140
935,000	5.000		12/01/32	1,028,740
1,010,000	5.000		12/01/33	1,119,444
1,010,000	5.000		12/01/34	1,125,239
700,000	5.000	(a)	12/01/35	775,739
500,000	5.000	(a)	12/01/36	550,470
Racine Unifield School District GO Bond (Refunding) Series 2025 (AG) (AA/Aa3)(a)
1,275,000	5.000		04/01/39	1,388,887
900,000	5.000		04/01/40	978,145
Tomorrow River School District GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,910,000	4.000		03/15/41	1,934,696
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)(a)
1,170,000	4.082		07/01/29	1,161,145

				11,163,645

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $346,477,257)				$344,022,996

Shares	Dividend Rate	Value

Investment Company – 1.4%
State Street Institutional US Government Money Market Fund – Premier Class
4,748,549	3.596%	$4,748,549
(Cost $4,748,549)

TOTAL INVESTMENTS – 99.8%
(Cost $351,225,806)		$348,771,545

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		768,798

NET ASSETS – 100.0%		$349,540,343

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2026.

(c)	Rate shown is that which is in effect on April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	31

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 97.4%
Alabama(a) – 1.0%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding–Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%	12/01/31	$2,160,718

Arizona(a) – 1.2%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A+/NR)
2,680,000	4.000	11/01/40	2,668,512

Idaho(a) – 0.6%
Idaho Health Facilities Authority Revenue Bonds (Refunding–St. Luke’s Health System Project) Series 2021 (BAM) (AA/NR)
1,500,000	4.000	03/01/46	1,413,179

Illinois(a) – 0.2%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (BAM) (AA/NR)
500,000	4.000	12/01/35	507,815

Indiana(a) – 0.9%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	472,985
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue) – Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,566,208

			2,039,193

Missouri – 92.8%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 (BAM) (AA/NR)(a)
2,000,000	4.000	04/15/43	1,994,598
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
825,000	4.000	08/15/30	835,122
555,000	4.000	08/15/31	561,237
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
750,000	4.000	03/01/41	756,464
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
1,655,000	4.000	10/01/34	1,657,607
Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,432,946
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	757,108
City of Blue Springs MO GO Bonds Series 2025 (AA/NR)(a)
750,000	5.000	03/01/37	849,851
1,500,000	5.000	03/01/38	1,695,516
1,000,000	5.000	03/01/39	1,124,665
1,000,000	5.000	03/01/40	1,109,407

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
$1,415,000	4.000%		10/01/36	$1,416,761
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000		05/01/37	1,198,661
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a)
505,000	3.000		10/01/30	503,122
570,000	3.000		10/01/34	546,952
City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,230,000	4.000		03/01/34	1,142,508
750,000	4.000		03/01/37	666,771
530,000	4.000		03/01/40	449,644
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,087,330
760,000	5.000		04/01/36	822,091
1,435,000	5.000		04/01/37	1,548,184
City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,700,862
City of Kirkwood MO Certificates of Participation (Refunding) Series 2026 (NR/A1)(a)
825,000	5.000		05/01/38	912,580
900,000	5.000		05/01/40	985,439
1,000,000	5.000		05/01/42	1,080,647
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	943,940
640,000	4.000		05/01/35	654,014
685,000	4.000		05/01/36	697,705
Clay Jackson & Platte County Consolidated Public Library District No. 3 Certificates of Participation (Refunding Library Project) Series 2025 (NR/Aa3)
1,000,000	5.000		03/01/34	1,123,996
750,000	5.000	(a)	03/01/35	835,623
950,000	5.000	(a)	03/01/36	1,049,532
700,000	5.000	(a)	03/01/37	767,685
Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	2,016,810
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	500,021
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
670,000	5.000		10/01/30	711,078
705,000	5.000		10/01/31	754,625
740,000	5.000	(a)	10/01/32	788,333
County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	1,995,822
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	627,985

32	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
$1,425,000	5.250%	03/01/34	$1,601,236
1,115,000	5.250	03/01/35	1,244,201
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000	12/30/32	745,552
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000	09/01/36	1,172,100
1,000,000	5.000	09/01/37	1,035,974
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	886,183
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB-/NR)(a)
3,225,000	5.000	10/01/37	3,207,767
Hazelwood School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
750,000	5.000	03/01/42	800,793
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2021 A (AA/Aa2)(a)
2,500,000	4.000	07/01/39	2,506,860
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2025 A (AA/Aa2)
1,040,000	5.000	04/01/38	1,190,665
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500	12/01/41	557,106
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000	06/01/34	546,196
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000	11/15/45	6,003,112
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000	02/15/34	340,058
400,000	4.000	02/15/35	386,122
580,000	4.000	02/15/36	555,506
700,000	4.000	02/15/37	665,721
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (Refunding-COX Health Obligated Group) Series 2025 B (NR/A2)
2,850,000	5.000	11/15/32	3,143,402
2,225,000	5.000	11/15/33	2,465,383

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
$1,470,000	3.250%		03/01/38	$1,390,177
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,062,487
1,000,000	5.500		03/01/36	1,058,882
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	468,439
575,000	3.250		04/15/30	564,134
550,000	3.300		04/15/31	534,818
700,000	3.375		04/15/32	672,904
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	100,065
165,000	4.000	(a)	03/01/31	168,449
180,000	4.000	(a)	03/01/32	183,413
200,000	4.000	(a)	03/01/33	203,415
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,241,528
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2025 (AA+/NR)(a)
1,000,000	5.500		03/01/44	1,095,219
Jefferson County MO Industrial Development Authority Revenue Bonds (Riverview Bend Apartments) Series 2024 (FNMA) (NR/Aa1)
2,183,000	4.450		02/01/43	2,181,647
Jefferson County School District No R-1 Northwest GO Bonds Series 2025 (AA+/NR)(a)
1,185,000	5.250		03/01/44	1,292,833
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A/NR)(a)
585,000	3.000		04/01/29	584,047
605,000	3.000		04/01/30	604,277
420,000	3.000		04/01/31	419,416
460,000	3.000		04/01/33	449,630
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
815,000	2.844		02/15/28	795,918
825,000	2.894		02/15/29	794,460
Joplin MO Schools GO Bonds Buildings – Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,232,382
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)
1,370,000	5.000		03/01/29	1,440,049
1,000,000	5.000	(a)	03/01/32	1,043,155
1,275,000	4.000	(a)	03/01/34	1,290,442
1,000,000	5.000	(a)	03/01/35	1,037,762

The accompanying notes are an integral part of these financial statements.	33

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
$2,130,000	5.500%		09/01/29	$2,135,082
Lebanon MO Reorganized School District No. R-3 GO Bonds Series 2024 (AA+/NR)(a)
2,160,000	5.000		03/01/40	2,371,539
Marion & Ralls Counties MO School District No. 60 Hannibal GO Bonds (Refunding – Missouri Direct Deposit Program) Series 2025 (AA+/NR)(a)
575,000	5.875		03/01/37	691,375
1,000,000	5.875		03/01/38	1,199,494
400,000	5.750		03/01/41	462,352
575,000	5.750		03/01/42	659,007
Mineral Area MO Community College District GO Bonds Series 2024 (AG) (AA/Aa3)(a)
1,940,000	5.000		03/01/34	2,122,508
2,300,000	5.000		03/01/36	2,491,549
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/Aa3)(a)
1,000,000	5.250		05/01/36	1,100,844
1,100,000	5.250		05/01/37	1,205,366
Missouri Housing Development Commission Revenue Bonds Series 2026 A (FHLMC/FNMA/GNMA) (AA+/NR)(a)
845,000	3.650		05/01/38	809,345
870,000	3.700		11/01/38	851,335
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (BAM) (AA/A3)(a)
1,775,000	5.000		06/01/36	1,982,652
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Refunding - Prairie State Project) Series 2025 (NR/A2)(a)
1,000,000	5.000		12/01/39	1,108,581
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	548,119
500,000	5.250		12/01/42	545,917
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	916,889
990,000	4.000	(a)	04/01/32	1,019,006
1,095,000	4.000	(a)	04/01/33	1,123,210
Missouri Rolling Hills Consolidated Library District Certificates of Participation (Library Project) Series 2024 (NR/A2)(a)
1,430,000	4.250		05/01/44	1,407,213
1,275,000	4.500		05/01/49	1,225,056
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,260
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	694,337
800,000	5.000		09/01/38	822,905

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Anthonys Medical Center) Series B (A+/NR)(a)
$2,000,000	5.000%		02/01/45	$2,002,353
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	968,370
1,100,000	5.000		06/01/37	1,118,242
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000		05/15/33	1,250,254
250,000	4.000		05/15/39	250,001
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (FHLMC/FNMA/GNMA) (AA+/NR)(a)
330,000	2.400		11/01/30	311,879
310,000	2.500		05/01/31	292,705
320,000	2.550		11/01/31	301,030
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (FHLMC/FNMA/GNMA) (AA+/NR)(a)
2,990,000	4.050		11/01/39	2,984,490
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (FHLMC/FNMA/GNMA) (AA+/NR)
865,000	3.600		05/01/32	868,268
495,000	3.750	(a)	05/01/35	496,824
495,000	3.800	(a)	11/01/35	493,653
495,000	3.850	(a)	05/01/36	492,193
490,000	3.900	(a)	11/01/36	487,762
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (FHMLC/FNMA/GNMA) (AA+/NR)(a)
245,000	3.050		11/01/28	245,272
220,000	3.150		11/01/29	220,275
240,000	3.250		11/01/30	240,116
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series F (FHMLC/FNMA/GNMA) (AA+/NR)(a)
1,205,000	4.100		11/01/36	1,214,118
Neosho R-V School District GO Bonds (Refunding) Series 2025 (AA+/NR)
2,000,000	4.000		03/01/37	2,047,701
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,318,875
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AG) (AA/NR)(a)
650,000	5.000		03/01/40	688,656
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250		03/01/39	2,196,947

34	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
$ 510,000	4.000%	03/01/38	$526,259
530,000	4.000	03/01/39	544,317
575,000	4.000	03/01/41	584,891
Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A/NR)(a)
2,565,000	5.250	04/01/40	2,677,378
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	500,733
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000	03/01/36	384,443
750,000	4.000	03/01/39	753,127
Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250	03/01/40	2,342,857
Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000	03/01/33	624,335
1,600,000	3.000	03/01/35	1,592,801
Public Water Supply District No. 3 of Franklin County MO Certificate Participation Series 2025 (A+/NR)(a)
1,000,000	5.250	12/01/36	1,105,112
1,055,000	5.250	12/01/37	1,161,042
Rock Community Fire Protection District GO Bonds Series 2026 (AA-/NR)(a)
765,000	4.000	03/01/38	777,951
Rock Community Fire Protection District GO Bonds Series 2026 (AA-/NR)(a)
830,000	4.000	03/01/40	835,755
Rock Community Fire Protection District GO Bonds Series 2026 (AA-/NR)(a)
635,000	4.000	03/01/41	636,899
795,000	4.000	03/01/42	794,102
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150	07/01/27	225,057
410,000	3.450	07/01/32	409,975
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000	03/01/41	985,164
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000	07/01/31	1,620,768
1,355,000	5.000	07/01/32	1,473,688
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AG) (AA/A1)(a)
3,745,000	5.000	07/01/42	3,795,502
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 (BAM) (AA/NR)(a)
1,000,000	4.000	04/01/37	1,010,189
1,465,000	4.000	04/01/40	1,466,456
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000	03/01/38	540,026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)(a)
$1,400,000	5.000%	07/01/30	$1,431,618
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000	11/01/34	478,229
475,000	4.000	11/01/35	482,295
815,000	4.000	11/01/36	826,165
845,000	4.000	11/01/37	853,545
920,000	4.000	11/01/38	927,874
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,155,000	2.125	04/01/39	1,873,601
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
2,000,000	4.000	12/01/44	1,958,068
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000	02/01/37	732,058
695,000	5.000	02/01/38	767,611
730,000	5.000	02/01/39	800,040
670,000	5.000	02/01/40	731,010
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
2,000,000	4.000	04/01/36	2,007,683
2,515,000	4.000	04/01/37	2,521,960
Strafford Fire Protection District GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,125,000	5.000	03/01/40	1,174,481
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750	07/01/36	730,280
University City Municipal Library District Certification of Participation Series 2022 (NR/A2)(a)
710,000	3.000	04/15/39	634,497
Valley Park Fire Protection District MO GO Bonds (Prerefunded) Series 2019 (NR/NR)(a)(b)
180,000	4.000	03/01/27	181,959
Valley Park Fire Protection District MO GO Bonds (Unrefunded) Series 2019 (AA/NR)(a)
575,000	4.000	03/01/39	575,746
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
450,000	4.000	03/01/35	451,938
500,000	4.000	03/01/37	501,581
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000	03/01/36	474,127
560,000	3.000	03/01/37	524,578
Warrensburg MO School District No R-VI GO Bonds (Refunding) Series 2025 (AA+/NR)(a)
525,000	5.750	03/01/41	613,310
600,000	5.750	03/01/42	695,965

The accompanying notes are an integral part of these financial statements.	35

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Waynesville R-VI School District MO Certificate Participation Series 2025 (A/NR)(a)
$ 625,000	5.000%		04/15/35	$693,505
440,000	5.000		04/15/37	481,823
855,000	5.000		04/15/38	933,709
500,000	5.000		04/15/39	543,892
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	276,734
260,000	5.000		03/01/33	290,849
340,000	5.000	(a)	03/01/34	380,252
360,000	5.000	(a)	03/01/35	400,375
380,000	5.000	(a)	03/01/36	419,439
320,000	5.000	(a)	03/01/37	351,316
600,000	4.000	(a)	03/01/39	598,569
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,800,000	4.000		04/01/33	1,800,470
1,800,000	4.000		04/01/34	1,800,415
Wright City MO GO Bonds Series 2024 (A+/NR)(a)
415,000	4.000		03/01/38	425,319
435,000	4.000		03/01/39	443,946
455,000	4.000		03/01/40	461,906
495,000	4.000		03/01/42	496,018
Wright City R-II School District GO Bonds Series 2022 (AG) (AA/NR)(a)
1,055,000	6.000		03/01/34	1,230,489

				203,040,124

North Dakota(a) – 0.1%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
105,000	3.150		01/01/36	100,351

Ohio(a) – 0.6%
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	590,519
715,000	3.000		12/01/35	663,598

				1,254,117

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $216,267,278)				$213,184,009

Shares	Dividend Rate	Value

Investment Company – 1.8%
State Street Institutional US Government Money Market Fund – Premier Class
$3,983,001	3.596%	$3,983,001
(Cost $3,983,001)

TOTAL INVESTMENTS – 99.2%
(Cost $220,250,279)		$217,167,010

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		1,709,180

NET ASSETS – 100.0%		$218,876,190

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
WR	—Withdrawn Rating

36	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 95.2%
Indiana – 7.7%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
$ 440,000	4.000%		01/15/35	$442,977
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 (BAM) (AA/NR)(a)
500,000	5.250		08/01/37	541,247
500,000	5.250		08/01/42	530,935
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (BAM) (AA/NR)(a)
1,500,000	5.000		08/01/38	1,608,152
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation – Subordinate) Series 2023 (BAM) (AA/NR)(a)
1,750,000	5.250		03/01/43	1,877,969
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	621,941
600,000	6.000		07/15/37	675,808
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,524,248

				7,823,277

Kansas – 84.2%
Arkansas City Cowley County Unified School District No. 470 GO Bonds (Refunding) Series 2026 (BAM) (AA/NR)(a)
890,000	5.000		09/01/36	999,347
850,000	5.000		09/01/37	948,228
850,000	5.000		09/01/38	943,216
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	575,847
585,000	5.000		09/01/28	613,886
415,000	5.000	(a)	09/01/29	439,759
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
920,000	5.000		09/01/36	996,406
Blue Valley KS Recreation Commission Certificates of Participation Series 2025 B (AG) (AA/Aa2)(a)
705,000	5.000		04/01/37	787,067
745,000	5.000		04/01/38	826,791
780,000	5.000		04/01/39	860,697
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 (AG) (AA/NR)(a)
830,000	4.000		09/01/39	835,493
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
500,000	4.000		09/01/31	506,928
Butler County Unified School District No. 402 Augusta GO Bonds (Refunding) Series 2025 (BAM) (AA/A1)(a)
200,000	5.250		09/01/35	225,983
200,000	5.250		09/01/36	223,893
285,000	5.250		09/01/37	316,957
415,000	5.250		09/01/38	459,642

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)(a)
$ 1,000,000	5.000	09/01/38	$1,121,456
1,000,000	5.000	09/01/39	1,115,913
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000	12/01/29	610,519
650,000	4.000	12/01/30	660,828
City of Andover KS GO Bonds Series 2025 A (BAM) (AA/NR)(a)
635,000	4.000%	10/01/38	650,486
655,000	4.000	10/01/39	668,199
City of Bel Aire KS GO Bonds Series 2025 (BAM) (AA/NR)(a)
510,000	4.000	11/01/40	519,628
530,000	4.000	11/01/41	535,788
City of Olathe KS Water & Sewer System Revenue Bonds Series 2025 (AA+/NR)(a)
2,035,000	4.000	07/01/38	2,085,666
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
650,000	3.000	08/01/32	625,836
City of Valley Center KS GO Bonds (Refunding) Series 1 (AA/NR)(a)
500,000	5.000	12/01/37	555,756
530,000	5.000	12/01/38	586,632
550,000	5.000	12/01/39	606,055
County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)(a)
700,000	5.250	12/01/37	795,005
Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
750,000	4.000	09/01/41	756,721
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,000,000	5.000	08/01/44	1,024,309
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950	09/01/32	348,083
Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AG) (AA/NR)(a)
1,220,000	5.000	09/01/38	1,296,967
1,280,000	5.000	09/01/39	1,354,042
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 (AG) (AA/A2)(a)
1,785,000	5.000	09/01/40	1,908,065
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000	09/01/30	1,536,036
Geary County Public Building Commission Revenue Bonds Series 2022 (A+/NR)(a)
1,000,000	5.000	08/01/47	1,014,006
Goddard City KS GO Bonds Series A (AG) (AA/NR)(a)
565,000	4.000	10/01/37	580,632
670,000	4.000	10/01/38	683,278
695,000	4.000	10/01/39	703,148

The accompanying notes are an integral part of these financial statements.	37

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
$ 430,000	4.000	09/01/31	$450,364
450,000	4.000	09/01/32	468,119
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
925,000	5.000	09/01/36	992,924
510,000	5.000	09/01/37	545,494
1,495,000	5.000	09/01/42	1,564,424
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AG) (AA/A1)(a)
585,000	5.500	09/01/33	640,762
620,000	5.500	09/01/34	676,722
655,000	5.500	09/01/35	712,634
500,000	5.500	09/01/38	539,542
1,000,000	5.500	09/01/43	1,057,253
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000%	09/01/33	1,001,804
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	822,027
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,630,385
785,000	5.000	10/01/42	847,853
Johnson County Unified School District No. 229 Blue Valley GO Bonds Series 2025 A (AA+/Aaa)(a)
2,390,000	5.000	10/01/39	2,675,851
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A3)(a)
1,470,000	4.000	07/01/34	1,499,517
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa3)(a)
2,000,000	4.000	03/01/31	2,001,061
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,774,543
1,335,000	4.000	07/01/37	1,335,130
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A2)(a)
1,050,000	4.000	09/01/33	1,059,568
Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AG) (AA/NR)(a)
700,000	5.000	09/01/36	774,104
880,000	5.000	09/01/38	967,362
475,000	4.000	09/01/39	483,119
Miami County Unified School District No. 367 Osawatomie GO Bonds Series 2025 (BAM) (AA/A3)(a)
500,000	5.250	09/01/39	547,948
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	179,283
380,000	3.000	09/01/40	336,542
320,000	3.000	09/01/41	280,088

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
$ 1,315,000	5.000	09/01/34	$1,434,709
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
750,000	5.000	09/01/43	787,264
Osage County KS GO Bonds (Refunding) Series A (NR/NR)(a)
570,000	3.000	09/01/36	523,530
350,000	3.000	09/01/38	308,151
575,000	3.000	09/01/41	502,293
Sedgwick County KS Unified School District No. 261 GO Bonds (Refunding) Series A (AG) (AA/NR)(a)
2,170,000	5.000	11/01/37	2,412,853
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	972,835
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	486,336
1,065,000	5.000	09/01/32	1,066,807
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000	09/01/29	304,437
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000%	09/01/39	1,520,674
Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
1,000,000	5.000	09/01/36	1,126,922
750,000	5.000	09/01/37	843,657
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000	09/01/32	1,286,784
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2021 A-2 (AG) (AA/A1)
555,000	4.000	07/01/29	570,422
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2026 (BAM) (AA/A1)(a)
1,155,000	5.000	07/01/37	1,294,583
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)(a)
1,930,000	5.000	09/01/48	1,947,939
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,000,000	5.500	09/01/42	1,080,633
Wichita City KS Revenue Bonds (Market Center Apartments) Series 2025 (NR/Aa1)(a)(b)(c)
2,000,000	3.150	02/01/30	2,005,575
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AAA/Aa2)(a)
2,365,000	5.000	12/01/35	2,367,846
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,024,175

38	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
$ 1,000,000	5.000	09/01/26	$1,003,523
1,000,000	4.250	09/01/39	1,000,002
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AG) (AA/NR)(a)
525,000	5.000	09/01/40	565,179

			85,204,746

Ohio(a) – 1.0%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	976,845

Texas(a) – 1.8%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	683,904
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	539,876
500,000	5.250	02/15/39	538,073

			1,761,853

Wisconsin(a) – 0.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	545,440

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $97,058,372)			$96,312,161

Shares	Dividend Rate		Value

Investment Company – 4.1%
State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)
4,195,681	3.596%		$4,195,681
(Cost $4,195,681)

TOTAL INVESTMENTS – 99.3%
(Cost $101,254,053)			$100,507,842

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			669,501

NET ASSETS – 100.0%			$101,177,343

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2026.

(c)	Rate shown is that which is in effect on April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—AlternativeMinimum Tax
GO	—GeneralObligation
NR	—Not Rated
PSF-GTD	—Guaranteedby Permanent School Fund

The accompanying notes are an integral part of these financial statements.	39

THE COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund
Assets:
Investments at value (identified cost $79,719,032, $166,852,810 and $107,930,575, respectively)	$192,172,866	$229,647,065	$128,968,852
Receivables:
Dividends	27,849	277,662	27,944
Fund shares sold	23,082	29,695	509,593
Investments sold	597,515	460,114	609,873
Other	3,234	4,196	2,181

Total Assets	192,824,546	230,418,732	130,118,443

Liabilities:
Due to custodian for bank overdraft	—	—	189,166
Payables:
Dividends	141	79	—
Fund shares redeemed	141,557	288,203	69,422
Advisory fees	61,677	56,404	52,932
Deferred trustee fees	25,537	29,092	12,973
Professional fees	32,318	31,765	26,640
Administrative fees	21,202	25,852	14,556
Custody fees	26,938	23,318	20,485
Shareholder service fees	13,893	37,213	13,824
Accrued expenses	18,333	15,287	17,153

Total Liabilities	341,596	507,213	417,151

Net Assets:
Paid-in capital	57,693,636	155,044,108	95,167,282
Total distributable earnings	134,789,314	74,867,411	34,534,010

Net Assets	$192,482,950	$229,911,519	$129,701,292

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,958,332	6,542,466	3,548,575
Net asset value (net assets/shares outstanding)	$48.63	$35.14	$36.55

40	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2026 (Unaudited)

	The MidCap Value Fund	The Bond Fund	The Short-Term Government Fund
Assets:
Investments at value (identified cost $31,994,773, $1,289,309,076 and $28,364,204, respectively)	$39,357,246	$1,220,462,496	$27,960,384
Receivables:
Interest and dividends	17,586	10,443,219	123,088
Fund shares sold	—	974,264	938
Investments sold	—	—	263,517
Reimbursement from adviser	—	—	14,567
Other	2,055	24,296	588

Total Assets	39,376,887	1,231,904,275	28,363,082

Liabilities:
Due to custodian for bank overdraft	—	—	263,517
Payables:
Dividends	—	2,553,810	27,400
Fund shares redeemed	—	1,375,809	2,446
Advisory fees	20,825	359,916	11,532
Deferred trustee fees	—	171,529	43,359
Professional fees	32,401	145,081	9,744
Investments purchased	312,207	—	—
Administrative fees	4,277	139,187	3,171
Custody fees	18,901	79,617	24,875
Shareholder service fees	78	95,838	1,346
Accrued expenses	7,143	67,696	4,413

Total Liabilities	395,832	4,988,483	391,803

Net Assets:
Paid-in capital	30,209,221	1,319,664,366	36,039,350
Total distributable earnings (loss)	8,771,834	(92,748,574)	(8,068,071)

Net Assets	$38,981,055	$1,226,915,792	$27,971,279

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	1,464,252	68,079,820	1,703,998
Net asset value (net assets/shares outstanding)	$26.62	$18.02	$16.42

The accompanying notes are an integral part of these financial statements.	41

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2026 (Unaudited)

	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $351,225,806, $220,250,279 and $101,254,053, respectively)	$348,771,545	$217,167,010	$100,507,842
Receivables:
Interest and dividends	4,805,138	2,220,148	1,001,982
Fund shares sold	310,912	189,424	14
Reimbursement from adviser	—	—	15,320
Other	6,791	4,662	2,040

Total Assets	353,894,386	219,581,244	101,527,198

Liabilities:
Payables:
Dividends	778,932	437,131	222,405
Fund shares redeemed	802,417	11,890	1,533
Investments purchased on an extended settlement basis	2,472,967	—	—
Advisory fees	100,553	73,954	41,581
Deferred trustee fees	49,857	73,333	24,417
Professional fees	43,367	30,931	17,852
Administrative fees	39,482	24,853	11,492
Custody fees	33,790	26,230	22,603
Shareholder service fees	2,772	4,602	1,823
Accrued expenses	29,906	22,130	6,149

Total Liabilities	4,354,043	705,054	349,855

Net Assets:
Paid-in capital	360,105,757	232,984,139	107,332,939
Total distributable earnings (loss)	(10,565,414)	(14,107,949)	(6,155,596)

Net Assets	$349,540,343	$218,876,190	$101,177,343

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	18,482,967	11,700,933	5,482,301
Net asset value (net assets/shares outstanding)	$18.91	$18.71	$18.46

42	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2026 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund
Investment Income:
Dividends	$693,439	$2,900,532	$543,217

Total Investment Income	693,439	2,900,532	543,217

Expenses:
Advisory fees	402,507	353,323	362,430
Administration fees	138,362	161,940	99,668
Professional fees	50,334	54,597	40,485
Custody, accounting and administrative services	45,546	47,209	45,419
Shareholder servicing fees	41,058	106,706	35,326
Transfer Agent fees	31,836	45,374	25,172
Registration fees	12,588	12,983	12,501
Printing and mailing fees	11,819	13,736	11,040
Trustee fees	5,950	6,229	4,831
Other	12,411	12,342	10,282

Total Expenses	752,411	814,439	647,154

Net Investment Income (loss)	$(58,972)	$2,086,093	$(103,937)

Realized and unrealized gain (loss)
Net realized gain	22,752,219	11,963,452	13,668,546
Net change in unrealized gain (loss)	(25,343,710)	15,043,992	(14,864,542)

Net realized and unrealized gain (loss)	(2,591,491)	27,007,444	(1,195,996)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,650,463)	$29,093,537	$(1,299,933)

The accompanying notes are an integral part of these financial statements.	43

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2026 (Unaudited)

	The MidCap Value Fund	The Bond Fund	The Short-Term Government Fund
Investment Income:
Interest	$—	$26,414,011	$529,932
Dividends	498,819	200,157	15,517

Total Investment Income	498,819	26,614,168	545,449

Expenses:
Advisory fees	72,267	2,188,059	74,251
Administration fees	24,842	848,871	20,419
Professional fees	4,150	264,437	7,920
Custody, accounting and administrative services	30,392	136,921	48,430
Shareholder servicing fees	184	293,883	3,594
Transfer Agent fees	15,300	35,575	16,884
Registration fees	14,937	18,738	11,410
Printing and mailing fees	3,720	46,957	2,295
Trustee fees	913	29,444	725
Other	249	53,681	2,618

Total Expenses	166,954	3,916,566	188,546
Less — expense reductions	(40,487)	—	(87,564)

Net Expenses	126,467	3,916,566	100,982

Net Investment Income	$372,352	$22,697,602	$444,467

Realized and unrealized gain (loss)
Net realized gain (loss)	1,394,795	(30,292)	(42,088)
Net change in unrealized gain (loss)	3,386,558	(16,565,628)	(64,363)

Net realized and unrealized gain (loss)	4,781,353	(16,595,920)	(106,451)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,153,705	$6,101,682	$338,016

44	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2026 (Unaudited)

	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$5,887,824	$3,681,912	$1,783,095
Dividends	110,223	98,807	26,646

Total Investment Income	5,998,047	3,780,719	1,809,741

Expenses:
Advisory fees	610,015	459,042	258,642
Administration fees	240,049	157,014	72,387
Professional fees	77,198	51,246	25,138
Custody, accounting and administrative services	65,783	51,693	44,984
Shareholder servicing fees	9,212	16,454	5,464
Transfer Agent fees	20,628	19,830	17,010
Registration fees	12,619	10,558	14,545
Printing and mailing fees	15,030	10,735	6,491
Trustee fees	8,541	5,707	2,724
Other	16,138	10,844	5,978

Total Expenses	1,075,213	793,123	453,363
Less — expense reductions	—	—	(84,846)

Net Expenses	1,075,213	793,123	368,517

Net Investment Income	$4,922,834	$2,987,596	$1,441,224

Realized and unrealized gain (loss)
Net realized gain (loss)	237,054	(205,179)	(178,192)
Net change in unrealized loss	(820,125)	(285,274)	(283,064)

Net realized and unrealized loss	(583,071)	(490,453)	(461,256)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,339,763	$2,497,143	$979,968

The accompanying notes are an integral part of these financial statements.	45

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
From Operations:
Net investment income (loss)	$(58,972)	$(54,309)	$2,086,093	$5,461,970
Net realized gain	22,752,219	38,206,394	11,963,452	21,612,739
Net change in unrealized gain (loss)	(25,343,710)	12,186,626	15,043,992	(8,088,449)

Net increase (decrease) in net assets resulting from operations	(2,650,463)	50,338,711	29,093,537	18,986,260

Distributions to Shareholders:

From distributable earnings	(38,340,056)	(24,472,210)	(23,767,528)	(20,497,486)

From Share Transactions:
Proceeds from sales of shares	7,626,122	18,401,817	9,197,960	19,572,666
Reinvestment of distributions	12,904,073	7,282,127	8,344,724	7,593,676
Cost of shares redeemed	(29,987,741)	(49,229,989)	(42,805,212)	(46,882,160)

Net decrease in net assets resulting from share transactions	(9,457,546)	(23,546,045)	(25,262,528)	(19,715,818)

TOTAL INCREASE (DECREASE)	(50,448,065)	2,320,456	(19,936,519)	(21,227,044)

Net Assets:
Beginning of period	242,931,015	240,610,559	249,848,038	271,075,082
End of period	$192,482,950	$242,931,015	$229,911,519	$249,848,038

46	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The MidCap Value Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
From Operations:
Net investment income (loss)	$(103,937)	$80,313	$372,352	$832,270
Net realized gain	13,668,546	35,979,789	1,394,795	1,569,285
Net change in unrealized gain (loss)	(14,864,542)	(23,352,716)	3,386,558	(1,351,655)

Net increase (decrease) in net assets resulting from operations	(1,299,933)	12,707,386	5,153,705	1,049,900

Distributions to Shareholders:

From distributable earnings	(35,998,515)	(21,299,639)	(1,893,555)	(2,472,601)

From Share Transactions:
Proceeds from sales of shares	3,652,821	16,254,681	1,506,072	2,316,767
Reinvestment of distributions	11,141,937	6,212,017	12,583	9,188
Cost of shares redeemed	(35,906,137)	(38,771,772)	(3,236,672)	(2,344,370)

Net decrease in net assets resulting from share transactions	(21,111,379)	(16,305,074)	(1,718,017)	(18,415)

TOTAL INCREASE (DECREASE)	(58,409,827)	(24,897,327)	1,542,133	(1,441,116)

Net Assets:
Beginning of period	188,111,119	213,008,446	37,438,922	38,880,038
End of period	$129,701,292	$188,111,119	$38,981,055	$37,438,922

The accompanying notes are an integral part of these financial statements.	47

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Bond Fund		The Short-Term Government Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
From Operations:
Net investment income	$22,697,602	$43,924,379	$444,467	$843,240
Net realized gain (loss)	(30,292)	(2,500,289)	(42,088)	2,126
Net change in unrealized gain (loss)	(16,565,628)	32,027,301	(64,363)	614,550

Net increase in net assets resulting from operations	6,101,682	73,451,391	338,016	1,459,916

Distributions to Shareholders:

From distributable earnings	(22,358,366)	(43,531,560)	(397,857)	(685,922)

From Share Transactions:
Proceeds from sales of shares	99,056,223	207,547,813	287,349	3,713,930
Reinvestment of distributions	7,312,202	13,792,074	239,211	434,392
Cost of shares redeemed	(115,560,408)	(188,212,344)	(3,421,132)	(3,807,725)

Net increase (decrease) in net assets resulting from share transactions	(9,191,983)	33,127,543	(2,894,572)	340,597

TOTAL INCREASE (DECREASE)	(25,448,667)	63,047,374	(2,954,413)	1,114,591

Net Assets:
Beginning of period	1,252,364,459	1,189,317,085	30,925,692	29,811,101
End of period	$1,226,915,792	$1,252,364,459	$27,971,279	$30,925,692

48	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The National Tax-Free Intermediate Bond Fund		The Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
From Operations:
Net investment income	$4,922,834	$9,794,993	$2,987,596	$5,951,411
Net realized gain (loss)	237,054	(1,679,134)	(205,179)	(1,975,353)
Net change in unrealized gain (loss)	(820,125)	8,527,895	(285,274)	5,536,813

Net increase in net assets resulting from operations	4,339,763	16,643,754	2,497,143	9,512,871

Distributions to Shareholders:

From distributable earnings	(4,906,148)	(9,789,286)	(2,977,372)	(5,970,763)

From Share Transactions:
Proceeds from sales of shares	22,155,505	48,240,386	12,947,407	41,053,424
Reinvestment of distributions	286,924	578,958	287,994	504,404
Cost of shares redeemed	(26,074,599)	(71,360,428)	(29,435,496)	(48,153,781)

Net decrease in net assets resulting from share transactions	(3,632,170)	(22,541,084)	(16,200,095)	(6,595,953)

TOTAL DECREASE	(4,198,555)	(15,686,616)	(16,680,324)	(3,053,845)

Net Assets:
Beginning of period	353,738,898	369,425,514	235,556,514	238,610,359
End of period	$349,540,343	$353,738,898	$218,876,190	$235,556,514

The accompanying notes are an integral part of these financial statements.	49

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
From Operations:
Net investment income	$1,441,224	$2,854,563
Net realized loss	(178,192)	(680,970)
Net change in unrealized gain (loss)	(283,064)	2,256,627

Net increase in net assets resulting from operations	979,968	4,430,220

Distributions to Shareholders:

From distributable earnings	(1,439,171)	(2,862,613)

From Share Transactions:
Proceeds from sales of shares	3,439,686	7,106,261
Reinvestment of distributions	60,852	122,290
Cost of shares redeemed	(12,585,559)	(16,305,775)

Net decrease in net assets resulting from share transactions	(9,085,021)	(9,077,224)

TOTAL DECREASE	(9,544,224)	(7,509,617)

Net Assets:
Beginning of period	110,721,567	118,231,184
End of period	$101,177,343	$110,721,567

50	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	The Growth Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31
			2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of period	$58.56		$52.75	$39.19	$36.54	$56.39	$42.32

Net investment income (loss)(a)	(0.01)		(0.01)	0.06	0.11	0.09	0.07

Net realized and unrealized gain (loss)	(0.47)		11.19	15.45	4.91	(9.74)	15.90

Total from investment operations	(0.48)		11.18	15.51	5.02	(9.65)	15.97

Distributions to shareholders from net investment income	(0.06)		(0.06)	(0.12)	(0.08)	(0.08)	(0.15)

Distributions to shareholders from net realized gains	(9.39)		(5.31)	(1.83)	(2.29)	(10.12)	(1.75)

Total distributions	(9.45)		(5.37)	(1.95)	(2.37)	(10.20)	(1.90)

Net asset value, end of period	$48.63		$58.56	$52.75	$39.19	$36.54	$56.39

Total return(b)	(0.79)%		22.43%	40.89%	14.59%	(20.81)%	38.86%

Net assets, end of period (in 000s)	$192,483		$242,931	$240,611	$202,701	$175,127	$235,663

Ratio of net expenses to average net assets(d)	0.75	%(c)	0.72%	0.73%	0.71%	0.74%	0.68%

Ratio of total expenses to average net assets(d)	0.75	%(c)	0.72%	0.73%	0.71%	0.74%	0.68%

Ratio of net investment income (loss) to average net assets(d)	(0.06	)%(c)	(0.02)%	0.12%	0.29%	0.23%	0.14%

Portfolio turnover rate	14%		30%	31%	41%	36%	39%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	51

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Value Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31
			2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of period	$34.32		$34.42	$28.73	$33.64	$36.21	$26.84

Net investment income(a)	0.30		0.71	0.81	0.84	0.89	0.82

Net realized and unrealized gain (loss)	3.87		1.82	6.58	(3.03)	(1.52)	9.34

Total from investment operations	4.17		2.53	7.39	(2.19)	(0.63)	10.16

Distributions to shareholders from net investment income	(0.32)		(0.74)	(0.75)	(0.92)	(0.90)	(0.79)

Distributions to shareholders from net realized gains	(3.03)		(1.89)	(0.95)	(1.80)	(1.04)	—

Total distributions	(3.35)		(2.63)	(1.70)	(2.72)	(1.94)	(0.79)

Net asset value, end of period	$35.14		$34.32	$34.42	$28.73	$33.64	$36.21

Total return(b)	13.16%		7.69%	26.48%	(7.21)%	(1.74)%	38.10%

Net assets, end of period (in 000s)	$229,912		$249,848	$271,075	$244,443	$305,249	$346,369

Ratio of net expenses to average net assets(d)	0.69	%(c)	0.68%	0.70%	0.70%	0.68%	0.66%

Ratio of total expenses to average net assets(d)	0.69	%(c)	0.68%	0.70%	0.70%	0.68%	0.66%

Ratio of net investment income to average net assets(d)	1.77	%(c)	2.14%	2.49%	2.64%	2.56%	2.44%

Portfolio turnover rate	19%		52%	46%	46%	34%	29%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

52	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The MidCap Growth Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31
			2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of period	$45.78		$47.53	$39.98	$40.20	$59.47	$46.51

Net investment income(a)	(0.03)		0.02	0.04	0.13	0.07	0.06

Net realized and unrealized gain (loss)	(0.24)		3.00	10.45	0.44	(9.55)	15.06

Total from investment operations	(0.27)		3.02	10.49	0.57	(9.48)	15.12

Distributions to shareholders from net investment income	(0.03)		(0.04)	(0.14)	(0.10)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	(8.93)		(4.73)	(2.80)	(0.69)	(9.74)	(2.06)

Total distributions	(8.96)		(4.77)	(2.94)	(0.79)	(9.79)	(2.16)

Net asset value, end of period	$36.55		$45.78	$47.53	$39.98	$40.20	$59.47

Total return(b)	(0.66)%		6.11%	27.32%	1.40%	(18.58)%	33.46%

Net assets, end of period (in 000s)	$129,701		$188,111	$213,008	$205,593	$215,768	$316,815

Ratio of net expenses to average net assets(d)	0.89	%(c)	0.83%	0.83%	0.79%	0.77%	0.72%

Ratio of total expenses to average net assets(d)	0.89	%(c)	0.83%	0.83%	0.79%	0.77%	0.72%

Ratio of net investment income (loss) to average net assets(d)	(0.14	)(c)	0.04%	0.09%	0.32%	0.15%	0.10%

Portfolio turnover rate	28%		74%	60%	53%	63%	36%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	53

THE MIDCAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The MidCap Value Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025	Period Ended October 31, 2024(a)
Per Share Data

Net asset value, beginning of period	$24.34		$25.28	$20.00

Net investment income(b)	0.26		0.52	0.49

Net realized and unrealized gain (loss)	3.28		0.11	5.24

Total from investment operations	3.54		0.63	5.73

Distributions to shareholders from net investment income	(0.25)		(0.58)	(0.45)

Distributions to shareholders from net realized gains	(1.01)		(0.99)	—

Total distributions	(1.26)		(1.57)	(0.45)

Net asset value, end of period	$26.62		$24.34	$25.28

Total return(c)	15.21%		2.49%	28.82%

Net assets, end of period (in 000s)	$38,981		$37,439	$38,880

Ratio of net expenses to average net assets(e)	0.70	%(d)	0.70%	0.70	%(d)

Ratio of total expenses to average net assets(e)	0.92	%(d)	1.10%	1.51	%(d)

Ratio of net investment income to average net assets(e)	2.06	%(d)	2.16%	2.09	%(d)

Portfolio turnover rate	28%		55%	51%

(a)	Commenced operations on November 13, 2023.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

54	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Bond Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31
			2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of period	$18.26		$17.82	$16.60	$16.91	$20.65	$20.85

Net investment income(a)	0.33		0.65	0.59	0.55	0.47	0.46

Net realized and unrealized gain (loss)	(0.24)		0.43	1.23	(0.29)	(3.59)	(0.13)

Total from investment operations	0.09		1.08	1.82	0.26	(3.12)	0.33

Distributions to shareholders from net investment income	(0.33)		(0.64)	(0.60)	(0.57)	(0.52)	(0.53)

Distributions to shareholders from net realized gains	—		—	—	—	(0.10)	—

Total distributions	(0.33)		(0.64)	(0.60)	(0.57)	(0.62)	(0.53)

Net asset value, end of period	$18.02		$18.26	$17.82	$16.60	$16.91	$20.65

Total return(b)	0.47%		6.20%	11.05%	1.48%	(15.39)%	1.60%

Net assets, end of period (in 000s)	$1,226,916		$1,252,364	$1,189,317	$1,043,814	$993,905	$1,233,445

Ratio of net expenses to average net assets(d)	0.63	%(c)	0.64%	0.66%	0.66%	0.64%	0.60%

Ratio of total expenses to average net assets(d)	0.63	%(c)	0.64%	0.66%	0.66%	0.64%	0.60%

Ratio of net investment income to average net assets(d)	3.68	%(c)	3.63%	3.35%	3.14%	2.50%	2.20%

Portfolio turnover rate	5%		13%	17%	15%	19%	25%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	55

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Short-Term Government Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31
			2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of period	$16.45		$16.03	$15.40	$15.36	$16.85	$17.25

Net investment income(a)	0.24		0.45	0.37	0.30	0.19	0.15

Net realized and unrealized gain (loss)	(0.05)		0.32	0.61	0.05	(1.45)	(0.24)

Total from investment operations	0.19		0.77	0.98	0.35	(1.26)	(0.09)

Distributions to shareholders from net investment income	(0.22)		(0.35)	(0.35)	(0.31)	(0.23)	(0.30)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.22)		(0.35)	(0.35)	(0.31)	(0.23)	(0.31)

Net asset value, end of period	$16.42		$16.45	$16.03	$15.40	$15.36	$16.85

Total return(b)	1.15%		4.96%	6.41%	2.34%	(7.52)%	(0.56)%

Net assets, end of period (in 000s)	$27,971		$30,926	$29,811	$31,182	$54,192	$61,794

Ratio of net expenses to average net assets(d)	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets(d)	1.27	%(c)	1.30%	1.22%	1.10%	1.00%	1.03%

Ratio of net investment income to average net assets(d)	2.99	%(c)	2.78%	2.34%	1.96%	1.17%	0.90%

Portfolio turnover rate	6%		39%	18%	11%	22%	38%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

56	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The National Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31
			2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of period	$18.94		$18.57	$17.46	$17.70	$20.30	$20.45

Net investment income(a)	0.27		0.51	0.46	0.38	0.31	0.31

Net realized and unrealized gain (loss)	(0.04)		0.37	1.11	(0.21)	(2.42)	(0.10)

Total from investment operations	0.23		0.88	1.57	0.17	(2.11)	0.21

Distributions to shareholders from net investment income	(0.26)		(0.51)	(0.46)	(0.38)	(0.31)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	(0.03)	(0.18)	(0.04)

Total distributions	(0.26)		(0.51)	(0.46)	(0.41)	(0.49)	(0.36)

Net asset value, end of period	$18.91		$18.94	$18.57	$17.46	$17.70	$20.30

Total return(b)	1.24%		4.85%	8.99%	0.90%	(10.56)%	1.01%

Net assets, end of period (in 000s)	$349,540		$353,739	$369,426	$346,013	$380,286	$461,668

Ratio of net expenses to average net assets(d)	0.62	%(c)	0.62%	0.63%	0.62%	0.59%	0.57%

Ratio of total expenses to average net assets(d)	0.62	%(c)	0.62%	0.63%	0.62%	0.59%	0.57%

Ratio of net investment income to average net assets(d)	2.82	%(c)	2.77%	2.46%	2.09%	1.63%	1.52%

Portfolio turnover rate	10%		34%	39%	16%	26%	28%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	57

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Missouri Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31
			2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of period	$18.74		$18.45	$17.33	$17.58	$19.98	$20.12

Net investment income(a)	0.24		0.47	0.42	0.39	0.35	0.36

Net realized and unrealized gain (loss)	(0.03)		0.30	1.12	(0.25)	(2.40)	(0.14)

Total from investment operations	0.21		0.77	1.54	0.14	(2.05)	0.22

Distributions to shareholders from net investment income	(0.24)		(0.48)	(0.42)	(0.39)	(0.35)	(0.36)

Net asset value, end of period	$18.71		$18.74	$18.45	$17.33	$17.58	$19.98

Total return(b)	1.14%		4.23%	8.89%	0.70%	(10.37)%	1.07%

Net assets, end of period (in 000s)	$218,876		$235,557	$238,610	$248,364	$312,838	$384,681

Ratio of net expenses to average net assets(d)	0.69	%(c)	0.69%	0.70%	0.68%	0.63%	0.60%

Ratio of total expenses to average net assets(d)	0.69	%(c)	0.69%	0.70%	0.68%	0.63%	0.60%

Ratio of net investment income to average net assets(d)	2.62	%(c)	2.58%	2.26%	2.13%	1.84%	1.77%

Portfolio turnover rate	8%		13%	29%	11%	19%	15%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

58	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Kansas Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2026 (Unaudited)		Year Ended October 31
			2025	2024	2023	2022	2021
Per Share Data

Net asset value, beginning of period	$18.53		$18.26	$17.24	$17.48	$19.94	$20.11

Net investment income(a)	0.25		0.46	0.42	0.36	0.32	0.30

Net realized and unrealized gain (loss)	(0.07)		0.28	1.02	(0.24)	(2.46)	(0.17)

Total from investment operations	0.18		0.74	1.44	0.12	(2.14)	0.13

Distributions to shareholders from net investment income	(0.25)		(0.47)	(0.42)	(0.36)	(0.32)	(0.30)

Net asset value, end of period	$18.46		$18.53	$18.26	$17.24	$17.48	$19.94

Total return(b)	0.98%		4.10%	8.38%	0.63%	(10.82)%	0.64%

Net assets, end of period (in 000s)	$101,177		$110,722	$118,231	$124,204	$148,837	$177,918

Ratio of net expenses to average net assets(d)	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets(d)	0.86	%(c)	0.83%	0.83%	0.77%	0.76%	0.72%

Ratio of net investment income to average net assets(d)	2.74	%(c)	2.55%	2.30%	2.00%	1.71%	1.49%

Portfolio turnover rate	12%		20%	28%	22%	12%	13%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	59

THE COMMERCE FUNDS

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act” or “1940 Act”), as an open-end, management investment company. The Trust consists of nine portfolios. The Growth Fund, Value Fund, MidCap Growth Fund, MidCap Value Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (each, individually, a “Fund” and collectively, the “Funds”). Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — Each Fund’s investments are valued based on market value, or where market quotations or pricing service prices are not readily available, based on fair value calculated according to procedures approved by the Board of Trustees. A Fund may also fair value price if the value of a security it holds has been materially affected by significant events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.

B. Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collect-ability of interest is probable.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax.

THE COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value and MidCap Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from U.S. GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent U.S. GAAP/tax differences based on the appropriate tax character.

E. Segment Reporting — The Funds have adopted the Financial Accounting Standards Board Accounting Standards Update 2023-07 — Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of their operations. Each Fund represents a single operating segment. The Adviser’s Investment Review Committee acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation with respect to the Funds. The CODM monitors each Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined on the lowest level input that is significant to the fair value measurement in its entirety. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements, which are intended to provide the Trust’s Board of Trustees with the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature. There is no collateral held as of April 30, 2026.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2026:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$189,480,300	$—	$—
Exchange Traded Fund	2,575,039	—	—
Investment Company	117,527	—	—

Total	$192,172,866	$—	$—
VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$227,826,791	$—	$—
Exchange Traded Fund	1,618,750	—	—
Investment Company	201,524

Total	$229,647,065	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$125,306,748	$—	$—
Exchange Traded Fund	3,662,104	—	—

Total	$128,968,852	$—	$—

MIDCAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$37,138,131	$—	$—
Exchange Traded Fund	1,567,200	—	—
Investment Company	651,915	—	—

Total	$39,357,246	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$120,271,719	$—
Municipal Bond Obligations	—	74,231,793	—
Mortgage-Backed Obligations	—	342,004,916	—
Corporate Obligations	—	439,764,016	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	229,657,175	2,311,687	—
Investment Company	12,221,190	—	—

Total	$241,878,365	$978,584,131	$—

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$246,201	$—
Mortgage-Backed Obligations	—	11,938,561	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	12,922,381	498,548	—
Investment Company	2,354,693	—	—

Total	$15,277,074	$12,683,310	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$344,022,996	$—
Investment Company	4,748,549		—

Total	$4,748,549	$344,022,996	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$213,184,009	$—
Investment Company	3,983,001	—	—

Total	$3,983,001	$213,184,009	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$96,312,161	$—
Investment Company	4,195,681	—	—

Total	$4,195,681	$96,312,161	$—

For further information regarding security characteristics, see the Schedule of Investments.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A. Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	In excess of $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	In excess of $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		In excess of $200 million

MidCap Growth	0.50%		0.40%
	First $200 million		In excess of $200 million

MidCap Value	0.40%		0.30%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six months ended April 30, 2026, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.40%, 0.35%, 0.50%, 0.35%, 0.40% and 0.49%, for the Growth, Value, MidCap Growth, MidCap Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B. Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C. Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

D. Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, for all Funds (except The MidCap Growth Fund) so that after such waivers and/or reimbursements, the maximum total operating expense ratios of the Funds on an annualized basis shall not exceed 1.00%, 0.70%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of The Growth, Value, MidCap Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2027. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended April 30, 2026.

Pursuant to the Amended and Restated Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as broker-dealers, banks, trust companies, employee benefit plan representatives, other financial institutions, or industry professionals (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization.

E. Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the compensation earned by the Trustees’ for their services as Trustees. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2026, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$29,899,820	$—	$78,490,058

Value	—	44,318,549	—	91,190,993

MidCap Growth	—	41,628,080	—	98,614,427

MidCap Value	—	10,118,381	—	13,560,331

Bond	43,268,547	16,349,475	20,521,842	53,840,389

Short-Term Government	1,377,258	—	1,896,901	1,932,294

National Tax-Free Intermediate Bond	—	36,068,994	—	41,314,067

Missouri Tax-Free Intermediate Bond	—	18,626,003	—	25,656,968

Kansas Tax-Free Intermediate Bond	—	12,260,715	—	26,503,735

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(261,955)	$(355,494)	$(788,711)	$(2,052,974)	(199,907)
Perpetual Long-term	(21,549,377)	(7,402,293)	(8,180,233)	(8,919,828)	(5,092,409)
Total capital loss carryforwards:	$(21,811,332)	$(7,757,787)	$(8,968,944)	$(10,972,802)	$(5,292,316)

	Growth	Value	MidCap Growth	MidCap Value	Bond
Timing differences (Dividends Payable/Qualified Late Year Loss Deferral/Deferred Trustees’ Fees)	$(242,816)	$(74,727)	$(68,465)	$(10,913)	$(2,750,059)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Timing differences (Dividends Payable/Qualified Late Year Loss Deferral/Deferred Trustees’ Fees)	$(53,138)	$(824,061)	$(524,013)	$(258,705)

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

As of April 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	MidCap Value	Bond
Tax Cost	$79,833,430	$166,852,807	$107,930,582	$31,994,773	$1,291,200,641
Gross unrealized gain	113,958,205	67,246,511	31,326,630	8,075,012	9,409,292
Gross unrealized loss	(1,618,769)	(4,452,253)	(10,288,360)	(712,539)	(80,147,437)
Net unrealized security gain (loss)	$112,339,436	$62,794,258	$21,038,270	$7,362,473	(70,738,145)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$28,229,654	$351,137,201	$220,247,589	$101,253,382
Gross unrealized gain	295,310	3,037,949	1,107,102	544,399
Gross unrealized loss	(64,580)	(5,403,605)	(4,187,681)	(1,289,939)
Net unrealized security gain (loss)	$(269,270)	$(2,365,656)	$(3,080,579)	$(745,540)

The difference between U.S. GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund (together, the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance. Declines in interest rate levels could cause a Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

7. OTHER RISKS (continued)

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may periodically experience lower valuations and reduced liquidity, which may adversely affect a Fixed Income Fund’s performance. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at a time or price that the Fixed Income Fund would like. A Fixed Income Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these actions could negatively affect a Fixed Income Fund’s performance.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Additionally, as a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region. Geopolitical and other risks, including environmental and public health risks, may add instability in the world economy and market generally. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — Under normal conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their net assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. Because the Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

7. OTHER RISKS (continued)

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, or programming flaws, among others. Results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	157,796	359,033
Reinvestment of distributions	265,548	139,132
Shares redeemed	(613,280)	(911,633)

Net Decrease	(189,936)	(413,468)

	The Value Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	274,680	597,097
Reinvestment of distributions	259,960	227,249
Shares redeemed	(1,271,552)	(1,421,073)

Net Decrease	(736,912)	(596,727)

THE COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	The MidCap Growth Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	98,989	359,354
Reinvestment of distributions	303,280	132,318
Shares redeemed	(962,350)	(864,648)

Net Decrease	(560,081)	(372,976)

	The MidCap Value Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	58,060	95,037
Reinvestment of distributions	526	376
Shares redeemed	(132,447)	(95,459)

Net Decrease	(73,861)	(46)

	The Bond Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	5,441,045	11,619,517
Reinvestment of distributions	401,695	768,763
Shares redeemed	(6,350,708)	(10,531,715)

Net Increase (Decrease)	(507,968)	1,856,565

	The Short-Term Government Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	17,500	228,480
Reinvestment of distributions	14,515	26,732
Shares redeemed	(208,063)	(234,462)

Net Increase (Decrease)	(176,048)	20,750

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	1,166,045	2,609,533
Reinvestment of distributions	15,101	31,163
Shares redeemed	(1,374,917)	(3,852,372)

Net Decrease	(193,771)	(1,211,676)

	The Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	689,490	2,231,248
Reinvestment of distributions	15,332	27,377
Shares redeemed	(1,571,071)	(2,621,216)

Net Decrease	(866,249)	(362,591)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025
	Shares	Shares
Shares sold	184,871	389,967
Reinvestment of distributions	3,279	6,706
Shares redeemed	(680,509)	(895,822)

Net Decrease	(492,359)	(499,149)

THE COMMERCE FUNDS

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers, and others is disclosed within the Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts

Approval of Advisory Agreement for the Growth Fund, Value Fund, MidCap Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (each a “Fund”)

At a meeting held on November 19, 2025 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the ‘Trustees”) of The Commerce Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”), voting separately, reviewed and approved the continuance for an additional one-year period the amended and restated advisory agreement (the “Amended Advisory Agreement”) between the Trust and Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) on behalf of the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund and the advisory agreement between the Trust and Commerce on behalf of the MidCap Value Fund (the “MidCap Value Agreement” and, together with the Amended Advisory Agreement, the “Advisory Agreement”).

Prior to the Annual Contract Meeting, the Board received written materials provided by the Adviser and their independent consultant, Broadridge Financial Services, Inc. (“Broadridge”), relating to the Trustees’ consideration of the Advisory Agreement. During the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data, as well as performance benchmarks; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vi) the basis of determining and allocating costs; (vii) the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability

THE COMMERCE FUNDS

Other Information (continued)

information of other advisers; (viii) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), performs services similar to those performed for the Funds; and (ix) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, considering each Fund’s investment objectives, strategies and shareholder base and the information received from management throughout the year. They considered the resources available to the Adviser and its key investment personnel and their experience and length of service to the Funds. They took into account the presentations provided by the Adviser’s investment personnel at each Board meeting, which included analyses of Fund operations, holdings and performance and detailed descriptions of the operation of the Funds’ investment philosophy and processes. The Trustees also considered the

Adviser’s compliance record, investment and liquidity risk management programs, effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, adherence to the Funds’ investment policies, execution of portfolio transactions, cybersecurity and business continuity programs, selection of broker dealers and other similar factors.

The Trustees considered that the Adviser had invested significant resources in the Funds and provided capable and experienced portfolio management and compliance staff for the Funds’ operations. They took into account that the Adviser managed the Funds’ assets using a highly disciplined and analytic money management and credit research process and exhibited an ability to attract and retain high quality personnel. The Trustees considered the longevity and stability of the Funds’ portfolio managers serving the Funds and noted that the portfolio managers averaged over thirty years of experience in the portfolio management business. They also considered matters related to the Adviser’s communications, including providing clear and concise reports to the Board and updating the Trustees frequently on Fund compliance and performance issues. In addition, they noted that the Adviser and its affiliates had other client relationships with many of the Funds’ shareholders and provided them with other services through these relationships. In addition, the Trustees took into account the Adviser’s compliance record and compliance oversight of the Funds’ other service providers. Accordingly, the Trustees concluded that the nature, quality, and extent of the services provided by the Adviser to each Fund under the Advisory Agreement was appropriate and that the Funds would benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered the short-term and long-term performance of each Fund, bearing in mind the performance information that they received at the meeting and at various other Board meetings held throughout the year. They reviewed performance in light of the market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, as applicable. They also considered and discussed the Broadridge report and other information provided during the meeting, which included comparisons of each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge, and data on the risk and return measures of each Fund.

The Trustees evaluated the performance of the Growth Fund, MidCap Growth Fund, Value Fund, and MidCap Value Fund (the “Equity Funds”) for various periods ended September 30, 2025, including the year-to-date (“YTD”), one-, three-, five-, and ten-year periods, as applicable. In considering the Equity Funds’ performance, the Trustees considered the Adviser’s explanation of factors impacting performance. Among other things, they considered the following about the Funds’ performance:

•

The Growth Fund outperformed its Lipper Category for the five- and ten-year periods and underperformed for the YTD, one- and three-year periods, and underperformed its benchmark index, the Russell 1000 Growth Index, for all periods.

THE COMMERCE FUNDS

•

The MidCap Growth Fund outperformed its Lipper Category for the five- and ten-year periods and underperformed for the YTD, one- and three-year periods, and underperformed its benchmark index, the Russell MidCap Growth Index, for all periods.

•	The Value Fund underperformed its Lipper Category and benchmark index, the Russell 1000 Value Index, for all periods.

•

The MidCap Value Fund underperformed its Lipper Category for the YTD and one-year periods and outperformed for the since inception period, and underperformed its benchmark index, the Russell MidCap Value Index, for all periods. The Trustees considered the Fund’s limited performance history due to the Fund’s commencement date of November 13, 2023.

The Trustees examined the performance of the Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (the “Fixed Income Funds”) for various periods ended September 30, 2025, as compared to each Fund’s Lipper Category and benchmark index. In considering the benchmark index performance for each of the state-specific Tax-Free Funds, the Board considered that the benchmarks included municipal securities of states other than those in which the state-specific Tax-Free Funds were invested.

In considering the Fixed Income Funds’ performance, the Trustees considered the Adviser’s explanation of factors impacting performance. Among other things, they considered the following about the Funds’ performance:

•	The Bond Fund outperformed its Lipper Category and benchmark index, the Bloomberg Aggregate Bond Index, for all periods except for the YTD.

•

The Short-Term Government Fund outperformed its Lipper Category for the YTD and underperformed for the one-, three-, five- and ten-year periods. The Fund outperformed its benchmark index, the Bloomberg U.S. 1-5 Year Government Index, for the one-year period and underperformed for the remaining periods.

•

The National Tax-Free Intermediate Bond Fund outperformed the Lipper Category for the YTD and one-year periods and underperformed for the three-, five- and ten-year periods. The Fund underperformed its benchmark, the Bloomberg 3-15 Year Blend Index, for all periods.

•

The Missouri Tax Free Intermediate Bond Fund underperformed the Lipper Category for the YTD and one-year periods and outperformed for the remaining periods. The Fund underperformed its benchmark index, the Bloomberg U.S. 3-15 Year Blend Index, for all periods.

•

The Kansas Tax-Free Intermediate Bond Fund outperformed the Lipper Category for the YTD and three-year periods, and underperformed for the one-, five- and ten-year periods. The Fund underperformed its benchmark index, the Bloomberg U.S. 3-15 Year Blend Index, for all periods.

Fund Fees and Expenses – The Trustees then examined the Funds’ advisory fees and total net operating expenses. They reviewed each Fund’s advisory fees and net operating expenses compared to similar funds as presented in the Broadridge report. They considered that the net advisory fees for each of the Equity Funds was 18 or more basis points below their respective Broadridge peer group average. They also considered that the Bond Fund and Tax-Free Funds had advisory fees that were above their respective Broadridge peer group average, and the Short-Term Government Fund had an advisory fee that was below its Broadridge peer group average. The Trustees also considered that seven of the Funds’ total net operating expenses were at or under their respective Broadridge peer group average and the National Tax-Free Intermediate Bond Fund’s and Bond Fund’s total net operating expenses were above their respective Broadridge peer group average. In addition, the Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for each of the Funds (except for the MidCap Growth Fund) and any reimbursements made by the Adviser to maintain those caps.

THE COMMERCE FUNDS

Other Information (continued)

The Trustees took into account information provided at the meeting that compared the Funds’ advisory fees to advisory fees charged by CTC, the Adviser’s affiliate, to similar institutional accounts managed by CTC personnel. The Trustees considered that these accounts were not managed by the Adviser, but some of the Adviser’s same investment personnel provided advisory services to CTC. In certain instances, the fees charged were lower than the fees charged to the Funds and in other instances the fees were about the same or higher. The Trustees also noted that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including but not limited to administrative services, regulatory compliance support and testing, Board support, oversight of the Funds’ other service providers, comprehensive risk management monitoring and various other services.

Costs of Services and Profits Realized by the Adviser – The Board examined the Adviser’s cost of providing advisory services on a Fund-by-Fund basis. The Board also examined the Adviser’s profitability on a Trust basis on a pre-marketing and post-marketing basis. The Trustees considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and noted that the total net/gross expense ratios of all of the Funds, other than the Bond Fund and the National Tax-Free Intermediate Bond Fund, were at or below their respective Broadridge peer group averages.

They considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins and that Commerce remained within the range of reported profitability margins. The Trustees considered the Adviser’s assumptions and methodology for allocating costs to each Fund. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser did not suggest that the Funds’ advisory fees were excessive.

Economies of Scale – The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders. The Trustees considered that the Funds (other than the Growth Fund and the Value Fund) had breakpoints in their respective advisory fee schedules. They considered Commerce’s discussion of the management fee rate structures and considered the Adviser’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set. They considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps. Based on the foregoing, the Trustees determined that each of the Fund’s current management fee rate structure was reasonable.

Fall-Out Benefits – The Trustees further considered that the Adviser benefitted from its relationship with the Funds through, among other things, its contract as a Co-Administrator of the Funds, and the Funds’ contribution to the scale of the Adviser’s advisory business. The Trustees noted that they received regular, quarterly reports on the Adviser’s compliance with Section 28(e) of the Securities Exchange Act of 1934. They considered that the Adviser does not currently use soft dollars in connection with trading Fund portfolio securities and had a system in place to test for best execution, which was regularly reviewed by the Board.

Conclusion – The Trustees reviewed and discussed the information that had been submitted to them in connection with the reapproval of the Advisory Agreement. They gave weight to various factors but did not identify any particular factor as controlling their decision. The Trustees considered the Broadridge comparative information with respect to Fund performance, fees and profitability of the Adviser, Fund assets levels, each Fund’s shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. After further discussion, the Trustees concluded that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued with respect to each Fund.

For more information

More Information about The Commerce Funds

is available free upon request. To obtain

literature, please write, visit the Funds website,

or call.

Commerce Funds

P.O. Box 219525

Kansas City, MO 64142-9525

Website: www.commercefunds.com

Telephone: 1-800-995-6365

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT
COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT
INVESTMENT	COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Not applicable

(a)(3)	Exhibit 99.CERT	Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 26, 2026

/s/ Allison Fracchiolla
Allison Fracchiolla
Chief Accounting Officer
The Commerce Funds
June 26, 2026